UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 85.4%

AUSTRALIA -- 2.2%

  Alumina                                             180,747      $        906
  Amcor                                               423,683             2,103
  Australia & New Zealand Banking
     Group                                            168,545             3,330
  Babcock & Brown                                      37,838               610
  BHP Billiton                                        373,012             8,037
  BlueScope Steel                                      93,987               555
  Brambles Industries (B)                              55,521               454
  Cochlear                                             28,304             1,149
  Coles Myer                                           57,624               486
  Commonwealth Bank of Australia                       46,843             1,546
  Computershare                                        72,284               422
  CSL                                                  40,167             1,604
  CSR                                               1,012,253             2,519
  Foster's Group                                    1,186,451             4,822
  GPT Group                                           341,221             1,100
  Harvey Norman Holdings                            1,036,600             3,034
  Insurance Australia Group                           361,473             1,437
  Leighton Holdings                                   128,000             1,650
  Macquarie Airports                                1,307,521             2,982
  Macquarie Bank                                       32,369             1,659
  Macquarie Infrastructure Group                      175,734               439
  Mayne Group                                         463,800             1,054
  Mayne Pharma *                                      147,069               284
  Mirvac Group                                        239,606               774
  National Australia Bank                              44,040             1,150
  Newcrest Mining                                      72,800             1,140
  OneSteel                                            724,801             2,192
  Orica                                               156,813             2,783
  Pacific Brands                                       50,080                80
  Promina Group                                       217,343               907
  Qantas Airways                                      580,274             1,276
  QBE Insurance Group                                 775,181            11,806
  Rinker Group                                        288,384             3,512
  Rio Tinto                                            60,099             3,474
  Telstra                                             106,938               292
  Woodside Petroleum                                   10,515               344
  Woolworths                                          279,848             4,189
  WorleyParsons                                        41,091               614
  Zinifex *                                            20,760               155
                                                                   ------------
                                                                         76,870
                                                                   ------------
AUSTRIA -- 0.5%

  Andritz                                               1,704               282
  Boehler-Uddeholm                                      7,468               408
  Erste Bank der Oesterreichischen
     Sparkassen                                        17,501               985
  OMV (B)                                              81,038             4,823
  Raiffeisen International Bank
  Holding                                               7,018               609
  Telekom Austria                                     302,184             6,727
  Voestalpine                                          22,600             3,433
                                                                   ------------
                                                                         17,267
                                                                   ------------
BELGIUM -- 0.9%

  Bekaert *                                            10,200               980
  Delhaize Group                                       44,391             3,076
  Dexia                                               117,757             2,831
  Fortis                                              259,911             8,847
  Fortis (Netherlands Line)                           161,087             5,493
  InBev                                                22,800             1,118
  KBC Groep                                            69,838             7,492

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  UCB (B)                                              29,750      $      1,609
  Umicore                                               7,600             1,015
                                                                   ------------
                                                                         32,461
                                                                   ------------
BRAZIL -- 0.1%

  Gerdau ADR                                          138,375             2,063
  Uniao de Bancos Brasileiros ADR                      13,800               916
                                                                   ------------
                                                                          2,979
                                                                   ------------
CANADA -- 1.6%

  Abitibi-Consolidated (B)                            116,200               314
  Alcan (B)                                           139,800             6,573
  Cameco (B)                                          118,000             4,719
  Canadian Natural Resources (B)                      169,000             9,379
  Inco                                                 35,900             2,366
  Methanex (B)                                         51,300             1,085
  Potash Saskatchewan (B)                              37,300             3,206
  Rogers Communications, Cl B (B)                     222,400             8,981
  Suncor Energy (B)                                    24,800             2,015
  Teck Cominco, Cl B (B)                              205,300            12,365
  TELUS (B)                                            73,800             2,990
  Toronto-Dominion Bank (B)                            19,500               994
                                                                   ------------
                                                                         54,987
                                                                   ------------
CHINA -- 0.0%

  China Petroleum & Chemical,
     Cl H (B)                                       2,176,000             1,247
  Foxconn International Holdings *                    124,000               265
                                                                   ------------
                                                                          1,512
                                                                   ------------
DENMARK -- 0.3%

  AP Moller - Maersk                                       63               490
  Carlsberg, Cl B                                       6,200               453
  Danske Bank                                          39,200             1,492
  Novo-Nordisk, Cl B                                   35,600             2,267
  TDC                                                     700                23
  Topdanmark *                                         11,950             1,665
  Vestas Wind Systems *                               103,300             2,824
  William Demant Holding *                              7,100               531
                                                                   ------------
                                                                          9,745
                                                                   ------------
FINLAND -- 1.2%

  Fortum                                              563,108            14,401
  Kesko, Cl B                                          15,100               579
  Metso                                                32,376             1,175
  Neste Oil                                            33,950             1,196
  Nokia                                               479,889             9,793
  Nokia ADR                                            69,800             1,414
  Outokumpu                                           141,300             3,306
  Rautaruukki                                          13,050               394
  Sampo, Cl A                                          72,600             1,385
  Stora Enso, Cl R                                    155,800             2,175
  UPM-Kymmene                                         107,900             2,325
  Wartsila, Cl B                                        6,900               291
  YIT                                                  82,000             2,010
                                                                   ------------
                                                                         40,444
                                                                   ------------
FRANCE -- 9.4%

  Accor (B)                                            18,817             1,145
  Air France-KLM (B)                                  243,332             5,719
  Air Liquide (B)                                       7,691             1,498
  Alcatel (B)                                          85,500             1,084
  Arkema *                                             12,713               496


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Assurances Generales de France (B)                  182,650      $     21,545
  AXA (B)                                             307,265            10,081
  BNP Paribas (B)                                     382,517            36,610
  Bouygues (B)                                        342,990            17,630
  Business Objects *                                    3,929               107
  Capgemini (B)                                       244,470            13,951
  Casino Guichard Perrachon (B)                        15,664             1,191
  Cie de Saint-Gobain (B)                              55,030             3,933
  Cie Generale d'Optique Essilor
     International (B)                                 14,320             1,441
  Compagnie Generale des
     Etablissements Michelin, Cl B (B)                 15,303               920
  Credit Agricole (B)                                 305,719            11,630
  Dassault Systemes (B)                                16,662               893
  France Telecom (B)                                  557,267            11,978
  Groupe Danone (B)                                   107,717            13,684
  L'Oreal (B)                                          35,625             3,364
  Lafarge (B)                                          62,774             7,878
  PagesJaunes Groupe (B)                               29,500               926
  Pernod-Ricard (B)                                       776               154
  PPR (B)                                               9,500             1,211
  Publicis Groupe (B)                                  40,517             1,565
  Renault (B)                                         205,019            22,020
  Sanofi-Aventis (B)                                  332,455            32,435
  Sanofi-Aventis                                        2,125               207
  Schneider Electric (B)                               76,246             7,946
  SCOR                                                119,755               262
  Societe Generale (B)                                159,586            23,466
  Suez * (B)                                           29,241             1,215
  Thales (B)                                           24,100               941
  Total * (B)                                         621,780            40,905
  Vallourec * (B)                                       1,337             1,607
  Veolia Environnement (B)                             33,600             1,736
  Vinci (B)                                           113,650            11,705
  Vivendi (B)                                         151,728             5,316
                                                                   ------------
                                                                        320,395
                                                                   ------------
GERMANY -- 5.9%

  Allianz (B)                                          93,853            14,823
  Altana                                               20,472             1,140
  BASF (B)                                             65,802             5,282
  Bayer (B)                                           367,238            16,876
  Bayerische Motoren Werke (B)                         99,132             4,951
  Celesio (B)                                           2,316               211
  Commerzbank (B)                                     422,183            15,353
  Continental (B)                                     150,796            15,410
  DaimlerChrysler (B)                                 167,423             8,270
  Deutsche Bank (B)                                    82,313             9,262
  Deutsche Boerse                                       6,575               895
  Deutsche Lufthansa                                  273,500             5,036
  Deutsche Post (B)                                    57,787             1,549
  Deutsche Telekom (B)                                 39,632               638
  E.ON (B)                                            141,662            16,306
  Fresenius Medical Care (B)                           67,800             7,792
  Hypo Real Estate Holding (B)                        131,000             7,955
  Linde (B)                                             1,911               147
  MAN (B)                                             103,074             7,462
  Merck KGaA                                           80,850             7,350
  Muenchener Rueckversicherungs
  (B)                                                  99,693            13,615
  RWE (B)                                             183,221            15,240
  SAP (B)                                              25,915             5,468
  SAP ADR                                              10,800               567
  Siemens (B)                                         136,009            11,831
  ThyssenKrupp (B)                                    121,536             4,160
  Volkswagen (B)                                       55,161             3,867

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Wincor Nixdorf (B)                                    2,574      $        329
                                                                   ------------
                                                                        201,785
                                                                   ------------
GREECE -- 0.2%

  Alpha Bank                                           22,256               554
  Coca Cola Hellenic Bottling                          14,970               446
  National Bank of Greece                              33,330             1,316
  OPAP                                                 70,820             2,563
  Piraeus Bank                                         22,688               539
  Titan Cement                                          6,200               291
                                                                   ------------
                                                                          5,709
                                                                   ------------
HONG KONG -- 1.1%

  ASM Pacific Technology (B)                           70,000               341
  Bank of East Asia                                   341,100             1,403
  BOC Hong Kong Holdings                              518,000             1,014
  Cheung Kong Holdings                                140,000             1,517
  China Mobile Hong Kong (B)                        1,569,000             8,969
  China Netcom Group                                  203,500               356
  CLP Holdings                                        149,500               875
  Hang Lung Group                                     248,000               536
  Hang Lung Properties                              1,159,100             2,074
  Henderson Land Development                          348,700             1,812
  Hong Kong Exchanges and Clearing                    548,500             3,527
  Hopewell Holdings                                   124,000               350
  Hysan Development                                   440,000             1,241
  Kingboard Chemical Holdings                         157,000               443
  Li & Fung (B)                                       651,200             1,316
  New World Development                             2,001,800             3,299
  PCCW (B)                                          1,238,000               885
  Sino Land (B)                                     1,152,359             1,840
  Sun Hung Kai Properties                             162,000             1,652
  Swire Pacific, Cl A                                 430,100             4,438
  Wharf Holdings                                       96,000               341
                                                                   ------------
                                                                         38,229
                                                                   ------------
HUNGARY -- 0.2%

  Mol Magyar Olaj-es Gazipari                          68,265             7,011
                                                                   ------------
INDIA -- 0.0%

  Punjab National Bank                                 90,000               636
                                                                   ------------
IRELAND -- 0.6%

  Anglo Irish Bank                                    467,350             7,291
  Bank of Ireland                                      88,546             1,579
  Blackrock International Land *                       71,486                34
  CRH                                                 242,771             7,891
  DCC                                                   6,836               164
  Depfa Bank                                          126,886             2,103
  Fyffes                                               71,486               126
                                                                   ------------
                                                                         19,188
                                                                   ------------
ISRAEL -- 0.1%

  Bank Hapoalim                                       445,000             1,893
  Teva Pharmaceutical Industries
     ADR                                               25,000               790
                                                                   ------------
                                                                          2,683
                                                                   ------------
ITALY -- 2.4%

  Banca Fideuram *                                     89,581               521
  Banca Intesa                                      1,011,096             5,921
  Banca Intesa RNC (B)                                 39,817               216


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Banca Monte dei Paschi di Siena (B)                 285,122      $      1,714
  Banca Popolare di Milano                            105,467             1,344
  Banche Popolari Unite                               100,790             2,607
  Banco Popolare di Verona e Novara                    81,610             2,186
  Benetton Group (B)                                  250,100             3,735
  Buzzi Unicem (B)                                     49,800             1,142
  Capitalia                                           299,631             2,458
  Enel (B)                                             40,099               346
  ENI - Ente Nazionale Idrocarburi (B)                814,986            23,999
  Fiat (B)                                            707,600             9,419
  Fiat RNC *                                          195,290             2,405
  IFIL - Investments                                  806,700             4,580
  Italcementi (B)                                      69,881             1,767
  Luxottica Group                                       9,730               264
  Recordati                                           201,400             1,470
  Sanpaolo IMI                                         65,200             1,153
  Telecom Italia RNC                                  316,507               818
  UniCredito Italiano                               1,904,889            14,907
                                                                   ------------
                                                                         82,972
                                                                   ------------
JAPAN -- 21.0%

  Advantest                                            37,800             3,856
  Aeon                                                151,000             3,315
  Aisin Seiki                                         100,700             2,995
  Amada                                               257,000             2,698
  Asatsu-DK (B)                                        57,600             1,864
  Astellas Pharma                                     135,200             4,967
  Autobacs Seven                                       41,100             1,790
  Bank of Fukuoka (B)                                 147,000             1,119
  Bank of Kyoto (B)                                    94,000             1,016
  Canon                                               503,271            24,698
  Canon Sales (B)                                       6,000               124
  Central Glass (B)                                   250,000             1,489
  Central Japan Railway                                   768             7,659
  Chiba Bank                                           98,000               917
  Chiyoda * (B)*                                       67,000             1,371
  Chubu Electric Power (B)                             22,800               616
  Citizen Watch                                       123,900             1,124
  COMSYS Holdings (B)                                 211,000             2,606
  Dai Nippon Printing                                 426,000             6,596
  Daicel Chemical Industries (B)                      217,000             1,775
  Daido Steel (B)                                      76,000               597
  Daiichi Sankyo                                       54,001             1,488
  Daimaru (B)                                          75,000               995
  Dainippon Screen Manufacturing *
     (B)                                               63,000               578
  Daito Trust Construction (B)                         25,300             1,403
  Daiwa House Industry *                               67,000             1,073
  Daiwa Securities Group                              878,900            10,487
  Denki Kagaku Kogyo (B)                              282,000             1,174
  Denso                                               124,700             4,080
  East Japan Railway (B)                                  271             2,015
  EDION                                                49,400               981
  Eisai (B)                                            20,000               901
  Electric Power Development                            8,980               342
  Elpida Memory *                                      43,000             1,617
  Fanuc                                                53,800             4,838
  Fuji Soft ABC                                        40,000             1,319
  Fuji Television Network                                 500             1,111
  Fujikura                                            323,000             3,569
  Fujitsu                                             149,000             1,156
  Gunze *                                              88,000               525
  Hankyu Department Stores (B)                        134,000             1,041
  Hankyu Holdings * (B)                               111,000               544
  Hino Motors (B)                                     558,000             3,251
  Hirose Electric (B)                                  11,300             1,374

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Hitachi                                             663,000      $      4,385
  Hitachi Chemical                                     10,200               268
  Hitachi Construction Machinery (B)                   12,700               306
  Hitachi Software Engineering                         66,100             1,123
  Hokkaido Electric Power (B)                          49,581             1,178
  Honda Motor                                         388,420            12,334
  Hoya                                                 78,100             2,781
  Ibiden                                               20,500               986
  Itochu                                            1,166,000            10,251
  Itochu Techno-Science (B)                            40,800             1,881
  Japan Steel Works *                               1,073,200             7,360
  Japan Tobacco                                         2,311             8,430
  JFE Holdings (B)                                    320,300            13,589
  JS Group (B)                                         98,600             2,074
  JTEKT                                                55,500             1,073
  Kajima                                              107,000               491
  Kamigumi                                             29,000               220
  Kansai Electric Power                               397,944             8,912
  Kansai Paint                                        122,800               981
  Kao                                                 426,000            11,161
  KDDI (B)                                                265             1,630
  Kobe Steel                                        1,705,000             5,340
  Komatsu                                             178,000             3,542
  Komori                                               64,000             1,363
  Kubota (B)                                          152,000             1,443
  Kyocera (B)                                           8,000               620
  Kyushu Electric Power (B)                            82,000             1,908
  Lawson                                               79,800             2,911
  Leopalace21                                         123,000             4,250
  Mabuchi Motor (B)                                    33,600             2,010
  Makita (B)                                           51,100             1,618
  Marubeni (B)                                        274,000             1,462
  Matsui Securities (B)                                36,600               347
  Matsushita Electric Industrial (B)                  272,470             5,756
  Matsushita Electric Works (B)                        52,000               578
  Millea Holdings (B)                                     225             4,192
  Mitsubishi                                        1,094,800            21,884
  Mitsubishi Chemical Holdings                        148,500               929
  Mitsubishi Electric (B)                           1,103,000             8,848
  Mitsubishi Estate                                   189,900             4,037
  Mitsubishi Gas Chemical                             168,000             1,928
  Mitsubishi Heavy Industries (B)                   1,005,400             4,345
  Mitsubishi Materials (B)                            225,000               961
  Mitsubishi Rayon (B)                                146,000             1,190
  Mitsubishi UFJ Financial Group                        2,345            32,816
  Mitsubishi UFJ Securities (B)                       242,000             3,125
  Mitsui                                              325,000             4,594
  Mitsui Chemicals                                    806,000             5,267
  Mitsui Fudosan                                       56,000             1,217
  Mitsui Mining & Smelting *                           34,000               201
  Mitsui OSK Lines                                    861,000             5,860
  Mitsui Sumitomo Insurance                           585,900             7,365
  Mitsui Trust Holdings *                             120,000             1,443
  Mitsumi Electric *                                  114,500             1,356
  Mizuho Financial Group * (B)                          1,818            15,410
  Murata Manufacturing (B)                             15,400             1,001
  NEC (B)                                             388,000             2,070
  NGK Spark Plug (B)                                  154,600             3,111
  NHK Spring (B)                                       38,000               438
  Nichirei                                            247,200             1,323
  Nidec (B)                                            16,700             1,198
  Nikko Cordial                                        77,500               993
  Nikon (B)                                           141,000             2,464
  Nintendo                                             27,500             4,619
  Nippon Electric Glass                               125,000             2,510
  Nippon Express                                       36,000               195
  Nippon Kayaku                                       225,000             1,876


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Nippon Mining Holdings                              212,000      $      1,786
  Nippon Oil (B)                                      248,000             1,814
  Nippon Sheet Glass                                   26,000               145
  Nippon Shokubai (B)                                  93,000             1,138
  Nippon Telegraph & Telephone                          2,742            13,456
  Nippon Yusen Kabushiki Kaisha (B)                   440,000             2,864
  Nissan Motor                                        946,900            10,354
  Nisshin Seifun Group (B)                            239,900             2,676
  Nisshin Steel (B)                                   724,000             2,331
  Nisshinbo Industries                                123,800             1,356
  Nissin Food Products (B)                              5,100               180
  Nitori (B)                                            6,550               319
  Nitto Denko (B)                                      71,300             5,083
  Nomura Holdings (B)                                  78,600             1,475
  NSK                                                 107,000               888
  NTN (B)                                             284,900             2,255
  NTT Data (B)                                            363             1,572
  NTT DoCoMo                                            3,928             5,773
  Obayashi (B)                                        456,000             3,139
  Odakyu Electric Railway (B)                         177,000             1,143
  Oki Electric Industry (B)                           878,000             2,074
  Omron                                                24,900               635
  Oriental Land (B)                                    66,000             3,718
  ORIX * (B)                                           79,310            19,391
  Osaka Gas                                         1,262,000             4,063
  Promise                                              19,900             1,154
  Ricoh (B)                                           206,000             4,046
  Rinnai (B)                                           57,800             1,532
  Rohm                                                 15,400             1,378
  Sankyo                                               19,700             1,253
  Santen Pharmaceutical (B)                            19,000               452
  Sanwa Shutter (B)                                   223,000             1,315
  Sega Sammy Holdings                                 158,010             5,861
  Shimamura (B)                                        10,300             1,130
  Shimizu                                             105,000               589
  Shin-Etsu Chemical                                   58,400             3,178
  Shinko Securities                                   207,000               876
  Shinsei Bank                                      1,261,000             7,997
  Shiseido (B)                                         23,000               452
  Showa Shell Sekiyu (B)                               16,000               188
  SMC (B)                                              29,200             4,135
  Softbank (B)                                        338,900             7,604
  Sompo Japan Insurance (B)                           221,000             3,093
  Sony (B)                                             19,400               857
  Stanley Electric                                     23,400               483
  Sumitomo                                            603,000             7,960
  Sumitomo Bakelite                                   143,000             1,343
  Sumitomo Chemical                                   146,000             1,218
  Sumitomo Electric Industries                        276,400             4,052
  Sumitomo Forestry (B)                                66,000               688
  Sumitomo Heavy Industries * (B)                     532,000             4,924
  Sumitomo Metal Industries                         1,239,000             5,116
  Sumitomo Metal Mining                                83,000             1,083
  Sumitomo Mitsui Financial Group (B)                   2,762            29,235
  Sumitomo Osaka Cement                               352,000             1,084
  Sumitomo Realty & Development (B)                    83,000             2,048
  Sumitomo Trust & Banking (B)                        526,900             5,761
  Suzuken                                              24,300               965
  Suzuki Motor                                        211,500             4,579
  T&D Holdings (B)                                     62,000             5,017
  Taiyo Nippon Sanso                                  270,000             2,145
  Takeda Pharmaceutical                               216,200            13,466
  Takefuji                                             23,120             1,379
  Tanabe Seiyaku                                       36,000               443
  TDK                                                  50,800             3,866

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Teijin                                              305,000      $      1,937
  TIS                                                  41,000             1,148
  Tokyo Electric Power                                317,200             8,768
  Tokyo Electron                                      116,400             8,146
  Tokyo Gas (B)                                       275,000             1,297
  Tokyo Steel Manufacturing                           133,900             2,934
  Tokyo Style *                                       141,000             1,679
  Tokyo Tatemono                                       48,000               515
  Tokyu (B)                                           328,000             1,917
  Toppan Printing (B)                                  90,900             1,029
  Toray Industries (B)                                227,000             1,972
  Toshiba (B)                                         314,000             2,052
  Toyo Suisan Kaisha                                   24,000               376
  Toyobo *                                            390,000             1,105
  Toyota Industries                                    27,200             1,075
  Toyota Motor                                        543,900            28,500
  Trend Micro (B)                                      62,500             2,110
  Ushio * (B)                                          48,600             1,027
  USS                                                   7,120               471
  West Japan Railway                                      400             1,662
  Yahoo! Japan                                          5,150             2,730
  Yamada Denki *                                      105,750            10,796
  Yamaha (B)                                          149,900             2,819
  Yamaha Motor (B)                                     46,300             1,211
  Yamato Transport (B)                                187,800             3,335
                                                                   ------------
                                                                        716,566
                                                                   ------------
LUXEMBOURG -- 0.5%

  Arcelor (B)                                         248,462            11,990
  SES Global FDR (Paris Exchange)                     240,090             3,408
                                                                   ------------
                                                                         15,398
                                                                   ------------
MEXICO -- 0.6%

  America Movil ADR, Ser L                            338,950            11,273
  Fomento Economico Mexicano ADR                       96,460             8,076
                                                                   ------------
                                                                         19,349
                                                                   ------------
NETHERLANDS -- 4.7%

  ABN AMRO Holding                                    311,151             8,510
  Aegon                                               581,923             9,948
  Akzo Nobel                                          230,338            12,417
  CSM (B)                                              88,082             2,451
  DSM                                                  69,585             2,897
  European Aeronautic Defense and Space (B)           322,959             9,275
  Fugro *                                               3,516               152
  Heineken                                             55,176             2,339
  Heineken Holding (B)                                 65,662             2,421
  ING Groep                                         1,067,827            41,958
  James Hardie Industries                              95,329               545
  Koninklijke Philips Electronics                      44,223             1,381
  OCE                                                  32,576               478
  Randstad Holdings                                    16,943               993
  Reed Elsevier                                        57,850               870
  Royal Dutch Shell, Cl A (GBP)                        91,698             3,087
  Royal Dutch Shell, Cl A                             781,619            26,285
  Royal Dutch Shell, Cl B                             275,645             9,641
  Royal KPN (B)                                       632,690             7,111
  Royal Numico (B)                                     24,314             1,091
  Unilever *                                          735,134            16,666
  Wereldhave +                                          2,451               238
                                                                   ------------
                                                                        160,754
                                                                   ------------


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.1%

  Fisher & Paykel Appliances
     Holdings                                          47,116      $        133
  Fletcher Building                                   257,485             1,437
  Telecom of New Zealand                              121,594               300
                                                                   ------------
                                                                          1,870
                                                                   ------------
NORWAY -- 0.8%

  DNB                                                 273,300             3,393
  Norsk Hydro (B)                                     408,455            10,831
  Norske Skogindustrier                                77,142             1,131
  Orkla                                                17,350               805
  Statoil                                             313,250             8,885
  Yara International                                   45,300               604
                                                                   ------------
                                                                         25,649
                                                                   ------------
PHILIPPINES -- 0.0%

  Philippine Long Distance Telephone                   21,400               737
                                                                   ------------
PORTUGAL -- 0.3%

  Banco Comercial Portugues                           796,390             2,261
  Banco Espirito Santo (B)                             25,990               350
  Cimpor Cimentos de Portugal (B)                      31,672               211
  Energias de Portugal (B)                          1,706,438             6,698
  Portugal Telecom                                     17,198               208
  Sonae Industria *                                         1                --
                                                                   ------------
                                                                          9,728
                                                                   ------------
SINGAPORE -- 0.7%

  CapitaLand (B)                                      391,800             1,115
  City Developments (B)                               240,000             1,419
  DBS Group Holdings (B)                              207,800             2,378
  Flextronics International                           257,000             2,729
  Keppel                                               31,000               288
  Keppel Land (B)                                     415,000             1,060
  MCL Land                                                  1                --
  Oversea-Chinese Banking (B)                         333,100             1,390
  Singapore Airlines (B)                              314,500             2,526
  Singapore Exchange * (B)                            431,500               961
  Singapore Telecommunications (B)                  3,024,215             4,858
  United Overseas Bank (B)                            594,900             5,869
  UOL Group                                             9,000                16
                                                                   ------------
                                                                         24,609
                                                                   ------------
SOUTH AFRICA -- 0.5%

  Harmony Gold Mining *                                84,500             1,352
  Sanlam                                              745,380             1,516
  Sasol                                               335,187            12,925
  Standard Bank Group                                  81,700               882
  Tiger Brands                                         43,500               875
                                                                   ------------
                                                                         17,550
                                                                   ------------
SOUTH KOREA -- 1.3%

  Honam Petrochemical                                  23,600             1,152
  Hyundai Motor                                        79,070             6,718
  Industrial Bank of Korea                             49,730               839
  INI Steel                                            59,040             2,125
  Kookmin Bank                                         18,900             1,554
  POSCO                                                 8,800             2,361
  Samsung Electronics                                  16,785            10,668
  Samsung Electronics GDR                              33,855            10,639

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Shinhan Financial Group                             202,800      $      9,512
                                                                   ------------
                                                                         45,568
                                                                   ------------
SPAIN -- 2.9%

  ACS Actividades Construcciones y
     Servicios (B)                                    316,379            13,192
  Altadis (B)                                          91,928             4,344
  Banco Bilbao Vizcaya Argentaria (B)                 778,186            16,000
  Banco Santander Central Hispano                     864,161            12,619
  Endesa (B)                                          582,552            20,253
  Fomento de Construcciones y
     Contratas (B)                                      8,427               641
  Iberdrola (B)                                       149,794             5,158
  Inditex (B)                                          34,251             1,444
  Repsol (B)                                          627,264            17,958
  Telefonica                                          505,948             8,423
  Union Fenosa                                         11,437               443
                                                                   ------------
                                                                        100,475
                                                                   ------------
SWEDEN -- 1.8%

  Assa Abloy, Cl B                                     61,500             1,033
  Atlas Copco, Cl A                                   487,550            13,537
  Axfood                                                5,250               151
  D Carnegie                                           17,400               319
  Holmen, Cl B                                         79,800             3,224
  Kungsleden *                                        163,500             1,918
  Nordea Bank                                         295,259             3,525
  Sandvik *                                           234,500             2,726
  SAS *                                                78,200               822
  Scania, Cl B                                         34,800             1,580
  Skandinaviska Enskilda Banken                        93,000             2,214
  SKF, Cl B                                           324,234             5,109
  Ssab Svenskt Stal, Cl A *                           142,974             2,848
  Svenska Cellulosa, Cl B                              39,900             1,648
  Svenska Handelsbanken, Cl A                          45,300             1,167
  Swedish Match                                       113,900             1,834
  Telefonaktiebolaget LM Ericsson,
     Cl B                                           3,423,746            11,312
  TeliaSonera                                         461,200             2,619
  Trelleborg, Cl B                                     18,400               314
  Volvo, Cl A                                           3,000               144
  Volvo, Cl B                                          74,200             3,646
                                                                   ------------
                                                                         61,690
                                                                   ------------
SWITZERLAND -- 5.2%

  ABB                                                 136,550             1,772
  Adecco                                               22,300             1,316
  Ciba Specialty Chemicals                              2,166               120
  Clariant                                             30,972               439
  Compagnie Financiere
     Richemont, Cl A *                                154,287             7,053
  Credit Suisse Group                                 398,496            22,251
  Holcim                                              195,330            14,941
  Nestle                                               86,815            27,214
  Novartis                                            669,735            36,193
  Phonak Holding                                        9,638               601
  Rieter Holding                                        2,250               863
  Roche Holding                                       133,766            22,069
  Serono, Cl B                                            171               118
  Swatch Group                                         10,435               364
  Swatch Group, Cl B                                    2,088               352
  Swiss Reinsurance (B)                                95,761             6,680
  Swisscom                                              9,063             2,978
  UBS                                                 176,820            19,342
  Xstrata                                             210,501             7,981


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Zurich Financial Services                            20,823      $      4,556
                                                                   ------------
                                                                        177,203
                                                                   ------------
TAIWAN -- 0.5%

  Chunghwa Telecom ADR                                 70,154             1,296
  Compal Electronics                                1,247,700             1,191
  HON HAI Precision Industry                        1,303,900             8,054
  HON HAI Precision Industry GDR                      115,369             1,398
  Taiwan Semiconductor
     Manufacturing                                  1,023,086             1,845
  Taiwan Semiconductor
     Manufacturing ADR                                202,780             1,862
                                                                   ------------
                                                                         15,646
                                                                   ------------
THAILAND -- 0.2%

  High Tech Computer                                  250,925             6,897
  PTT                                                 199,200             1,180
                                                                   ------------
                                                                          8,077
                                                                   ------------
UNITED KINGDOM -- 17.6%

  3i Group                                             78,800             1,314
  Alliance Unichem                                     24,980               472
  Amvescap                                            271,800             2,490
  Anglo American                                      211,874             8,692
  ARM Holdings                                        191,111               400
  AstraZeneca                                         454,396            27,432
  AstraZeneca (SEK)                                    77,836             4,695
  Aviva                                               746,566            10,570
  BAE Systems                                       1,190,300             8,140
  Balfour Beatty                                       42,796               272
  Barclays                                          1,561,519            17,747
  Barratt Developments                                190,570             3,341
  Bellway                                              69,842             1,498
  Berkeley Group Holdings                             171,184             3,841
  BG Group                                             87,600             1,171
  BHP Billiton                                      1,460,372            28,334
  Bovis Homes Group                                    23,327               346
  BP                                                3,341,785            38,970
  Brambles Industries                                 147,043             1,169
  British Airways *                                   338,693             2,147
  British American Tobacco                            838,107            21,113
  British Land                                        137,019             3,201
  British Sky Broadcasting                            211,231             2,241
  BT Group                                            181,628               804
  Burberry Group                                      158,125             1,258
  Cadbury Schweppes                                 1,516,668            14,629
  Capita Group                                         33,765               288
  Carnival                                             39,260             1,600
  Centrica                                            220,500             1,163
  Cookson Group                                        22,331               217
  Corus Group                                         448,720             3,789
  Diageo                                              443,804             7,466
  Emap                                                 36,681               578
  Enterprise Inns                                      66,814             1,172
  First Choice Holidays                                37,678               159
  Firstgroup                                           26,719               232
  FKI                                                 826,400             1,635
  Friends Provident                                 1,327,770             4,390
  Gallaher Group                                       12,122               189
  GKN                                                 279,847             1,413
  GlaxoSmithKline                                   1,199,012            33,509
  Great Portland Estates                              144,300             1,334
  GUS                                                 269,390             4,813
  Hammerson                                            70,888             1,552
  Hanson                                              245,382             2,980

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Hays                                              2,821,547      $      7,045
  HBOS                                              1,015,803            17,661
  HSBC Holdings                                     1,717,386            30,223
  Imperial Chemical Industries                        172,999             1,161
  Imperial Tobacco Group                              584,586            18,046
  Inchcape                                            238,818             2,087
  Intercontinental Hotels Group                       644,567            11,272
  J Sainsbury                                         941,813             5,827
  Johnson Matthey                                      54,000             1,325
  Johnston Press                                      259,846             1,993
  Kingfisher                                          256,900             1,133
  Ladbrokes                                           526,281             3,967
  Land Securities Group                                57,900             1,921
  Legal & General Group                               986,518             2,340
  Liberty International                                10,528               207
  Lloyds TSB Group                                    394,570             3,879
  London Stock Exchange Group                          55,057             1,159
  Man Group                                            38,181             1,799
  Marks & Spencer Group                               108,500             1,178
  Mitchells & Butlers                                 297,600             2,837
  National Grid                                       663,390             7,178
  Northern Rock                                        73,824             1,365
  Pearson                                              56,469               769
  Persimmon                                           216,693             4,946
  Prudential                                           14,164               160
  Punch Taverns                                       286,994             4,645
  Reckitt Benckiser                                   243,988             9,116
  Reed Elsevier                                     1,191,976            12,037
  Resolution                                           93,400             1,157
  Rio Tinto                                           280,158            14,814
  Rolls-Royce Group                                   395,837             3,031
  Royal & Sun Alliance Insurance Group              2,542,389             6,325
  Royal Bank of Scotland Group                      1,234,098            40,583
  SABMiller                                           181,034             3,263
  Schroders                                            54,600             1,020
  Scottish & Newcastle                                133,203             1,256
  Scottish & Southern Energy                          225,564             4,802
  Scottish Power                                    1,706,271            18,399
  Smith & Nephew                                      121,800               938
  Smiths Group                                         24,779               408
  Sportingbet                                         840,450             6,117
  Stagecoach Group                                    134,593               287
  Standard Chartered                                  160,422             3,917
  Tate & Lyle                                         102,509             1,148
  Taylor Woodrow                                      336,106             2,076
  Tomkins                                             249,581             1,328
  Trinity Mirror                                       36,258               327
  Unilever *                                          107,654             2,421
  United Business Media                                48,473               581
  United Utilities                                     68,282               810
  Vodafone Group                                   18,925,945            40,343
  Whitbread                                           243,245             5,246
  Wimpey George                                       661,014             5,560
  Wolseley                                             58,208             1,284
  WPP Group                                            46,074               558
  Yell Group                                          125,100             1,184
                                                                   ------------
                                                                        601,225
                                                                   ------------

Total Common Stock
  (Cost $2,364,787) ($ Thousands)                                     2,916,967
                                                                   ------------


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 11.0%

  ABS Home Equity Loan Trust, Ser
     2003-HE5, Cl M1 (D)
     5.949%, 09/15/33                              $     1,642     $      1,655
  ACE Securities, Ser 2003-NC1, Cl
     M (D)
     6.103%, 07/25/33                                    2,100            2,109
  ACE Securities, Ser 2003-OP1, Cl
     M1 (D)
     6.023%, 12/25/33                                      800              804
  Aegis Asset Backed Securities
     Trust, Ser 2003-3, Cl M1 (D)
     6.023%, 01/25/34                                      650              651
  American Home Mortgage
     Investment Trust, Ser 2005-1, Cl
     6A (D)
     5.294%, 06/25/45                                   20,972           20,576
  American Home Mortgage
     Investment Trust, Ser 2005-4, Cl
     5A (D)
     5.350%, 11/25/45                                    7,665            7,519
  Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (D)
     6.223%, 03/25/33                                    1,424            1,429
  Argent Securities, Ser 2003-W5, Cl
     M1 (D)
     6.023%, 10/25/33                                      600              608
  Argent Securities, Ser 2003-W9, Cl
     M1 (D)
     6.013%, 03/25/34                                    1,400            1,408
  Asset Backed Funding Certificates,
     Ser 2005-AQ1, Cl A1B (G)
     4.250%, 06/25/35                                    3,216            3,202
  Asset-Backed Securities Home
     Equity, Ser 2003-HE7, Cl M2 (D)
     6.949%, 12/15/33                                      750              769
  Banc of America Funding, Ser 2006-
     A, Cl 2A2 (D)
     5.485%, 02/20/36                                      728              721
  Basic Asset Backed Securities
     Trust, Ser 2006-1, Cl A1 (D)
     5.403%, 04/25/35                                   14,446           14,447
  Bear Stearns Adjustable Rate
     Mortgage Trust, Ser 2004-7, Cl
     1A1 (D)
     4.926%, 10/25/34                                    1,793            1,784
  Bear Stearns Asset Backed
     Securities Trust, Ser 2004-HE11,
     Cl 1A2 (D)
     5.623%, 04/25/33                                    2,057            2,059
  Bear Stearns NIM Trust, Ser 2005-
     AQ2N, Cl A1 (F)
     5.500%, 09/25/35                                      192              190
  Carrington Mortgage Loan Trust,
     Ser 2005-NC4, Cl A1 (D)
     5.473%, 09/25/35                                    1,858            1,858
  Centex Home Equity, Ser 2004-B,
     Cl AF3 (G)
     2.946%, 05/25/28                                      791              783
  Centex Home Equity, Ser 2004-D,
     Cl AV4 (D)
     5.623%, 11/25/31                                    7,947            7,951

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Chase Funding Mortgage Loan, Ser
     2003-1, Cl 1A4
     4.119%, 02/25/29                              $     3,036     $      3,015
  Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (D)
     6.473%, 12/25/35                                      800              810
  Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (D)
     7.323%, 01/25/36                                    1,221            1,175
  Countrywide Alternative Loan Trust,
     Ser 2006-0A11, Cl M3 (D)
     5.667%, 06/30/36                                    1,700            1,700
  Countrywide Asset-Backed
     Certificates, Ser 2003-5, Cl MV2 (D)
     6.923%, 01/25/34                                      775              791
  Countrywide Asset-Backed
     Certificates, Ser 2004-11, Cl A2 (D)
     5.703%, 03/25/33                                    2,769            2,773
  Countrywide Asset-Backed
     Certificates, Ser 2005-15, Cl 1AF1 (D)
     5.463%, 04/25/36                                    4,055            4,056
  Countrywide Asset-Backed
     Certificates, Ser 2006-IM1, Cl A1 (D)
     5.413%, 04/25/36                                    7,504            7,505
  Countrywide Home Equity Loan
     Trust, Ser 2006-D, Cl 2A (D)
     5.399%, 05/15/36                                   10,948           10,958
  Countrywide Home Loans, Ser
     2004-22, Cl A1 (D)
     5.104%, 11/25/34                                    2,416            2,368
  Countrywide Home Loans, Ser
     2006-HYB2, Cl 1A1 (D)
     5.152%, 04/20/36                                    8,285            8,178
  Credit Suisse Asset-Backed
     Mortgage Trust, Ser 2006-1,
     Cl A1B
     5.605%, 06/25/36                                    4,774            4,774
  DLSA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M4 (D)
     5.992%, 03/30/36                                      760              763
  DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1 (D)
     5.852%, 01/19/45                                    1,224            1,233
  DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M5 (D)
     6.062%, 03/30/36                                      490              493
  DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M7 (D)
     7.002%, 03/30/36                                      490              494
  Deustche Alternatives Securities
     Mortgage Loan Trust, Ser 2006-AB3, Cl A1
     6.250%, 07/25/36                                    7,100            6,802
  First Franklin Mortgage Loan Asset,
     Ser 2004-FF10, Cl A2 (D)
     5.723%, 12/25/32                                    2,116            2,121
  First Franklin Mortgage Loan Asset,
     Ser 2005-FF4, Cl 2A3 (D)
     5.543%, 05/25/35                                    6,000            6,004


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  First Franklin Mortgage Loan Asset,
     Ser 2005-FFA, Cl A2A (D)
     5.433%, 03/25/25                              $       601     $        601
  First Franklin Mortgage Loan Asset,
     Ser 2005-FFH3, Cl 2A1 (D)
     5.453%, 09/25/35                                    9,058            9,059
  First Horizon Alternative Mortgage,
     Ser 2005-AA3, Cl 3A1 (D)
     5.383%, 05/25/35                                    1,324            1,305
  GSAA Home Equity NIM Trust,
     Ser 2006-2, Cl 2A1 (D)
     5.423%, 12/25/35                                   14,147           14,147
  GSAA Home Equity NIM Trust,
     Ser 2006-3N, Cl N1 (F)
     5.750%, 03/25/36                                      380              379
  Greenpoint Mortgage Funding Trust,
     Ser 2006-AR1, Cl M3 (D)
     5.893%, 02/25/36                                    1,246            1,253
  Home Equity Asset NIM Trust,
     Ser 2003-4, Cl M2 (D)
     7.223%, 10/25/33                                    1,265            1,278
  Home Equity Asset NIM Trust,
     Ser 2006-1N, Cl A (F)
     6.500%, 05/27/36                                      649              648
  Indymac Mortgage Loan Trust,
     Ser 2004-AR6, Cl 1A (D)
     5.469%, 10/25/34                                    1,184            1,195
  Interstar Millennium Trust,
     Ser 2006-2GA, Cl A1 (C) (D) (F)
     5.371%, 05/25/11                                   25,000           25,000
  Lehman XS Trust, Ser 2005-5N,
     Cl M4 (D)
     7.073%, 11/25/35                                    1,850            1,793
  Lehman XS Trust, Ser 2005-7N,
     Cl M71 (D)
     7.073%, 12/25/35                                    1,075            1,032
  Lothian Mortgages Master Issue
     Trust, Ser 2006-1A, Cl A1 (C) (D) (F)
     5.350%, 01/24/28                                    6,000            6,000
  Master Asset Backed Securities
     Trust, Ser 2002-OPT1, Cl M1 (D)
     6.473%, 11/25/32                                    1,070            1,073
  Master Asset Backed Securities
     Trust, Ser 2003-WMC2, Cl M1 (D)
     6.023%, 08/25/33                                      952              954
  Master Asset Backed Securities
     Trust, Ser 2006-AB1, Cl A1 (D)
     5.463%, 02/25/36                                   16,889           16,890
  Merrill Lynch Mortgage Investors,
     Ser 2005-HE2, Cl A2A (D)
     5.433%, 09/25/36                                    1,815            1,815
  Merrill Lynch Mortgage Trust,
     Ser 2006-1, Cl 1A1 (D)
     5.350%, 02/25/36                                    7,750            7,684
  Morgan Stanley Capital I, Cl 2003-NC8,
     Cl M1 (D)
     6.023%, 09/25/33                                    2,000            2,008
  New Century Home Equity Loan Trust,
     Ser 2004-A, Cl AII3 (D)
     4.450%, 08/25/34                                    5,200            5,149
  New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A1F (G)
     4.359%, 08/25/35                                    1,409            1,404

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2 (G)
     4.461%, 08/25/35                              $    11,250     $     11,083
  New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (D)
     5.443%, 10/25/35                                    8,331            8,332
  Nomura Asset Acceptance,
     Ser 2004-R1, Cl A1 (F)
     6.500%, 03/25/34                                    2,022            2,038
  Nomura Asset Acceptance,
     Ser 2004-R2, Cl A1 (D) (F)
     6.500%, 10/25/34                                    2,271            2,283
  Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (D) (F)
     7.823%, 01/25/36                                      230              197
  Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (D) (F)
     7.823%, 01/25/36                                      500              443
  Residential Accredit Loans,
     Ser 2005-Q05, Cl M3 (D)
     6.123%, 01/25/46                                    1,298            1,315
  Residential Accredit Loans,
     Ser 2005-QA3, Cl NB2 (D)
     5.267%, 03/25/35                                    6,928            6,829
  Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (D)
     5.723%, 02/25/46                                      993              995
  Residential Asset Mortgage
     Products, Ser 2003-RS11, Cl MII1 (D)
     6.053%, 12/25/33                                      700              706
  Residential Asset Mortgage
     Products, Ser 2006-RZ1, Cl A1 (D)
     5.403%, 03/25/36                                   17,160           17,164
  Residential Asset Securities,
     Ser 2006- EMX2, Cl A1 (D)
     5.400%, 02/25/36                                    7,581            7,583
  Residential Asset Securities,
     Ser 2006-KS2, Cl A1 (D)
     5.393%, 03/25/36                                   14,378           14,378
  Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1 (D)
     5.288%, 12/25/34                                    6,908            6,823
  Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (D) (F)
     5.423%, 02/25/36                                    7,020            7,020
  Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (D) (F)
     5.473%, 02/25/36                                    4,800            4,800
  Sharps SP I LLC NIM Trust,
     Ser 2005-HE3N, Cl N (F)
     5.000%, 05/25/35                                    1,223            1,221
  Structured Adjustable Rate
     Mortgage Loan, Ser 2005-16 XS,
     Cl M2
     6.223%, 08/25/35                                      775              780
  Structured Asset Investment Loan Trust,
     Ser 2005-1, Cl A4 (D) (F)
     5.553%, 02/25/35                                    4,144            4,148
  Structured Asset Investment Loan Trust,
     Ser 2005-8, Cl A2 (D)
     5.453%, 10/25/35                                    2,715            2,716
  Structured Asset Securities,
     Ser 2005-NC1, Cl A2 (G)
     3.920%, 02/25/35                                    1,119            1,109


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Structured Asset Securities,
     Ser 2005-S1, Cl B3 (D) (F)
     7.823%, 03/25/35                              $       850     $        819
  Terwin Mortgage Trust, Ser 2006-5,
     Cl 1A2A (D) (F)
     5.413%, 06/25/36                                   18,818           18,818
  Terwin Mortgage Trust, Ser 2006-6,
     Cl 2A1
     4.500%, 06/25/37                                    3,500            3,463
  Wachovia Asset Securization,
     Ser 2004-HM1A, Cl A (C) (D) (F)
     5.370%, 11/25/34                                    9,896            9,896
  Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl A12 (D)
     3.450%, 06/25/19                                    4,600            4,578
                                                                   ------------
Total Asset-Backed Securities
   (Cost $377,550) ($ Thousands)                                        376,740
                                                                   ------------

COMMERCIAL PAPER (C)(E) -- 10.6%

UNITED STATES -- 10.6%

  Ajax Bambino
     5.220%, 07/12/06                                   26,000           25,959
  Asap Funding
     5.336%, 07/05/06                                    3,210            3,208
  Atlas Capital Funding
     5.112%, 07/05/06                                   20,700           20,688
  Bavaria TRR
     5.191%, 07/03/06                                   26,000           25,992
  Brahms Funding
     5.333%, 07/25/06                                   35,000           34,876
  Harwood Street Funding I
     5.158%, 07/14/06                                   20,000           19,963
  Ivory Funding
     5.397%, 08/03/06                                   30,000           29,852
  Main Street Warehouse Funding
     5.365%, 07/31/06                                   16,000           15,929
  Mica Funding LLC
     5.112%, 07/05/06                                   28,800           28,784
  Mortgage Interest Networking Trust
     5.368%, 07/20/06                                   15,000           14,958
     5.265%, 07/10/06                                   21,300           21,272
  Ocala
     5.372%, 07/28/06                                   14,000           13,944
     5.313%, 07/19/06                                   15,000           14,960
  Park Sienna LLC
     5.153%, 07/17/06                                   30,000           29,932
  Strand Capital
     5.335%, 07/17/06                                   35,000           34,917
  Von Karman Funding
     5.263%, 07/06/06                                   28,000           27,980
                                                                   ------------
Total Commercial Paper
   (Cost $363,214) ($ Thousands)                                        363,214
                                                                   ------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (D) -- 7.0%

UNITED STATES -- 7.0%

  FHLMC
     5.861%, 02/01/36                                    1,573            1,567
     5.572%, 10/01/35                                    2,755            2,735
  FNMA
     5.524%, 01/01/36                                    2,831            2,818
  FNMA 15 Year TBA
     5.500%, 07/01/21                                   59,000           57,894

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
     5.000%, 07/01/18                              $     6,000     $      5,777
  FNMA 30 Year TBA
     6.000%, 07/01/36                                   31,000           30,506
     5.500%, 06/12/31                                  119,000          114,277
  GNMA
     5.000%, 02/20/35                                      361              360
     4.500%, 06/20/34 to 06/20/36                        7,346            7,298
     4.375%, 06/20/33                                    1,358            1,359
     4.000%, 02/20/36                                    1,392            1,360
     3.750%, 02/20/34                                    8,973            8,739
     3.000%, 04/20/35                                      839              814
  GNMA 30 Year TBA
     4.500%, 06/22/36                                    1,600            1,469
                                                                   ------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $238,652) ($ Thousands)                                        236,973
                                                                   ------------

CORPORATE OBLIGATIONS -- 6.5%

UNITED STATES -- 6.5%

  Banco Santander (C) (D)
     5.395%, 07/22/11                                   23,000           23,000
  Beta Finance MTN (C) (D)
     5.358%, 05/10/07                                   33,000           32,995
  Cheyne Finance LLC MTN (C) (D) (F)
     5.363%, 04/16/07                                   20,000           19,997
  Gannett
     5.750%, 06/01/11                                    2,475            2,436
  K2 LLC MTN (C) (D) (F)
     5.358%, 05/21/07                                   10,000            9,999
     5.145%, 04/18/07                                    9,500            9,500
  Liberty Lighthouse US Capital MTN
     (C) (D) (F)
     5.073%, 03/01/07                                   20,000           19,997
  Links Finance LLC MTN (C) (D) (F)
     5.393%, 05/21/07                                   30,000           29,999
  Premier Asset Collateralization LLC
     MTN (C) (D)
     5.303%, 04/25/07                                   25,000           25,000
  Residential Capital
     6.875%, 06/30/15                                      265              265
     6.500%, 04/17/13                                    3,990            3,916
     6.000%, 02/22/11                                      700              678
  Shinsei Finance Cayman (D) (F)
     6.418%, 01/29/49                                    1,740            1,634
  Sigma Finance MTN (C) (D) (F)
     5.140%, 04/18/07                                   20,000           20,000
  Wachovia Bank (C) (D)
     5.423%, 05/22/07                                   20,000           20,000
  Washington Mutual Preferred
     Funding (D) (F)
     6.534%, 03/15/49                                    1,900            1,820
                                                                   ------------
Total Corporate Obligations
   (Cost $221,538) ($ Thousands)                                        221,236
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%

UNITED STATES -- 1.1%

  FHLMC CMO STRIPS, Ser 232,
     Cl IO, IO
     5.000%, 08/01/35                                   14,924            3,956
  FHLMC CMO STRIPS, Ser 233,
     Cl 12, IO
     5.000%, 09/15/35                                    5,268            1,336


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount
                                                  ($ Thousands)     Market Value
Description                                        (1)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  FHLMC DN (A) (H)
     4.590%, 08/04/06                              $     1,000     $        996
  FHLMC DN (H)
     5.081%, 10/23/06                                    1,975            1,943
     5.050%, 11/14/06                                    1,200            1,176
     4.878%, 09/27/06                                      600              592
  FNMA CMO STRIPS, Ser 2006-10, Cl FD
     5.673%, 03/25/36                                    7,683            7,679
  FNMA CMO STRIPS, Ser 359, Cl 6, IO
     5.000%, 11/01/35                                    2,173              565
  FNMA CMO STRIPS, Ser 360, Cl 2, IO
     5.000%, 08/01/35                                    5,652            1,493
  FNMA DN (H)
     5.394%, 12/06/06                                    2,000            1,954
     5.297%, 11/30/06                                      335              328
     5.205%, 03/30/07                                      350              336
     4.995%, 09/27/06                                      391              386
     1.680%, 11/08/06                                   15,300           15,015
                                                                   ------------
Total U.S. Government Agency Obligations
   (Cost $37,269) ($ Thousands)                                          37,755
                                                                   ------------

CASH EQUIVALENTS** -- 0.8%

  Barclays Global Investors Funds,
     Prime Money Market Fund,
     5.04% (C)                                         563,843              564
  SEI Daily Income Trust, Prime
     Obligations Fund, Cl A, 5.07% ++                6,758,432            6,758
  The Reserve Funds, Primary Fund,
     Cl 8, 5.23% (C)                                20,830,492           20,830
                                                                   ------------
Total Cash Equivalents
   (Cost $28,152) ($ Thousands)                                          28,152
                                                                   ------------

PREFERRED STOCK -- 0.7%

AUSTRALIA -- 0.0%

  News                                                  44,855              862
                                                                   ------------
BRAZIL -- 0.2%

  Braskem, Cl A                                        112,600              691
  Petroleo Brasileiro                                  236,000            4,694
  Suzano Bahia Sul Papel e Celulose                    126,000              742
  Usinas Siderurgicas de Minas
  Gerais, Cl A                                          54,200            1,945
                                                                   ------------
                                                                          8,072
                                                                   ------------
GERMANY -- 0.4%

  Fresenius Medical Care (B)                             9,341              976
  Porsche (B)                                            9,970            9,635
  ProSiebenSat.1 Media * (B)                            43,500            1,086
  Volkswagen                                             7,943              401
                                                                   ------------
                                                                         12,098
                                                                   ------------
UNITED KINGDOM -- 0.1%

  Scottish Power, Cl B *                               549,820            3,671
                                                                   ------------
Total Preferred Stock
   (Cost $17,899) ($ Thousands)                                          24,703
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Face Amount
                                                  ($ Thousands)     Market Value
Description                                       (1)/Contracts    ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.5%

UNITED STATES -- 0.5%

  U.S. Treasury Bills
     4.787%, 07/06/06                              $       100     $        100
     4.730%, 08/17/06                                      250              249
     4.706%, 07/20/06                                       50               50
     4.705%, 08/24/06                                      440              437
     4.701%, 08/03/06                                    1,100            1,096
     4.649%, 07/27/06                                      850              847
  U.S. Treasury Inflationary Index Notes
     3.875%, 04/15/29                                   10,097           12,493
                                                                   ------------
Total U.S. Treasury Obligations
   (Cost $15,401) ($ Thousands)                                          15,272
                                                                   ------------

EXCHANGE TRADED FUND -- 0.1%

UNITED STATES -- 0.1%

  iShares MSCI EAFE Index Fund *                        34,600            2,263
                                                                   ------------
Total Exchange Traded Fund
   (Cost $2,097) ($ Thousands)                                            2,263
                                                                   ------------

                                                    Number of
                                                      Rights
                                                   -----------

RIGHTS -- 0.0%

FRANCE -- 0.0%

     AXA, Expires 07/01/06*                                307              259
                                                                   ------------
                                                                            259
                                                                   ------------
GERMANY -- 0.0%

     Linde, Expires 07/13/06*                                2                8
                                                                   ------------
GREECE -- 0.0%

     National Bank of Greece,
       Expires 07/05/06*                                    33              105
                                                                   ------------
HONG KONG -- 0.0%

     Henderson Land Development, (J)*                       27               --
     Sun Hung Kai Properties, (J)*                         162               --
                                                                   ------------
                                                                             --
                                                                   ------------
Total Rights
   (Cost $0) ($ Thousands)                                                  372
                                                                   ------------

PURCHASED OPTIONS -- 0.0%

UNITED STATES -- 0.0%

  120 Day Euro Futures Call,
     Expires 12/16/06, Strike Price $95                    320               50
                                                                   ------------
Total Purchased Options
   (Cost $250) ($ Thousands)                                                 50
                                                                   ------------


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount
                                                  ($ Thousands)     Market Value
Description                                       (1)/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C)(I) -- 7.5%

Bank of America
   5.230%, dated 06/30/06, to be
   repurchased on 07/03/06,
   repurchase price $69,030,073
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $12,230,020-
   $101,853,617, 5.000%, 04/01/34-
   09/01/35; with total market value
   $70,380,000)                                    $    69,000     $     69,000
Barclays Capital
   5.150%, dated 06/30/06, to be
   repurchased on 07/03/06,
   repurchase price $50,021,458
   (collateralized by a U.S.
   Government Obligation, par value
   $53,772,000, 4.650%, 10/10/13;
   with total market value
   $51,000,770)                                         50,000           50,000
Deutsche Bank
   5.200%, dated 06/30/06, to be
   repurchased on 07/03/06,
   repurchase price $38,016,467
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $1,402,610-
   $95,000,000, 5.000%-6.000%,
   12/01/18-06/01/36; with total
   market value $38,760,000)                            38,000           38,000
Goldman Sachs
   5.290%, dated 06/30/06, to be
   repurchased on 07/03/06,
   repurchase price $50,022,042
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $1,252,635-
   $16,675,617, 5.000%-5.500%,
   12/01/19-09/01/35; with total
   market value $51,000,000)                            50,000           50,000
Merrill Lynch
   5.220%, dated 06/30/06, to be
   repurchased on 07/03/06,
   repurchase price $50,021,750
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $750,000-$8,076,010,
   0.000%, 12/01/07-05/01/36; with
   total market value $51,003,294)                      50,000           50,000
                                                                   ------------
Total Repurchase Agreements
   (Cost $257,000) ($ Thousands)                                        257,000
                                                                   ------------

Total Investments -- 131.2%
   (Cost $3,923,809) ($ Thousands)@                                $  4,480,697
                                                                   ============
WRITTEN OPTIONS -- 0.0%

UNITED STATES -- 0.0%

   120 Day Euro Futures Call,
      Expires 12/15/06, Strike Price $95                  (320)             (36)
                                                                   ------------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
Total Written Options
  (Premiums received $225) ($ Thousands)                           $        (36)
                                                                   ============


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2006:

--------------------------------------------------------------------------------
                                                                 Unrealized
                              Currency            Currency      Appreciation
Settlement                    to Deliver          to Receive    (Depreciation)
Date                         (Thousands)         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
7/24/06                AUD         1,558   USD         1,141   $           (15)
7/24/06                EUR         9,242   USD        11,646              (187)
7/24/06                GBP         4,136   USD         7,562               (89)
7/24/06                JPY       241,108   USD         2,084               (32)
7/24/06                SEK        19,633   USD         2,680               (51)
7/24/06                USD         3,486   SGD         5,546                25
7/24/06                USD        11,452   SEK        83,722               193
7/24/06                USD           617   NZD           996               (10)
7/24/06                USD         2,959   NOK        18,521                22
7/24/06                USD        94,948   JPY    10,850,565               261
7/24/06                USD         6,709   HKD        52,058                (1)
7/24/06                USD       100,366   GBP        54,423               327
7/24/06                USD       133,170   EUR       105,549             1,970
7/24/06                USD         2,634   DKK        15,560                37
7/24/06                USD        27,689   CHF        34,146               255
7/24/06                USD        20,117   AUD        27,270               133
                                                               ---------------
                                                               $         2,838
                                                               ===============


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

Futures -- The following futures contracts were held by the Fund at June 30, 2006:

--------------------------------------------------------------------
                                                       Unrealized
Type of                  Number of     Expiration     Appreciation
Contract                 Contracts        Date        ($ Thousands)
--------------------------------------------------------------------
U.S. T-Bond                (85)      September 2006     $      65
U.S. 5-Year Note           (442)     September 2006           206
U.S. 2-Year Note           (46)      September 2006            29
U.S. 10-Year Note          (48)      September 2006            19
U.S. 10-Year Note          (24)      September 2006            21
Amsterdam Index             159         July 2006           1,060
CAC40 10 Euro               632         July 2006           2,576
DAX Index                   216      September 2006         2,613
DJ Euro Stoxx 50 Index      68       September 2006           196
FTSE 100 Index              961      September 2006         4,741
FTSE 100 Index              21       September 2006           104
Hang Seng Index             67          July 2006             288
Hang Seng Index              1          July 2006               3
IBEX 35 Index               99          July 2006             862
MSCI Sing Index             81          July 2006             129
OMX Index                  1,477        July 2006             893
S&P/MIB Index               81       September 2006           912
SPI 200 Index               269      September 2006         1,598
SPI 200 Index                6       September 2006            21
Topix Index                 724      September 2006           760
Topix Index                 16       September 2006            16
90-Day Eurodollar          (152)       March 2007             132
90-Day Eurodollar          (152)       March 2008             103
90-Day Eurodollar          (134)       March 2009              93
90-Day Eurodollar          (132)       March 2010              87
90-Day Eurodollar          (124)       March 2011              53
90-Day Eurodollar           (2)         June 2006               6
90-Day Eurodollar          (152)        June 2007             125
90-Day Eurodollar          (134)        June 2008              93
90-Day Eurodollar          (134)        June 2009              93
90-Day Eurodollar          (153)        June 2010              99
90-Day Eurodollar          (152)     September 2006           121
90-Day Eurodollar          (152)     September 2007           115
90-Day Eurodollar          (134)     September 2008            94
90-Day Eurodollar          (134)     September 2009            93
90-Day Eurodollar          (156)     September 2010            99
90-Day Eurodollar          (152)      December 2006           127
90-Day Eurodollar          (152)      December 2007           107
90-Day Eurodollar          (134)      December 2008            93
90-Day Eurodollar          (134)      December 2009            90
90-Day Eurodollar          (156)      December 2010            97
                                                        ---------
                                                        $  19,032
                                                        =========


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

      Percentages are based on Net Assets of $3,415,087 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of June 30, 2006.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(1)   In U.S. dollars unless otherwise indicated.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts and written options.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $873,573 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $892,991 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(E)   The rate reported is the effective yield at time of purchase.

(F) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bond -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)   Tri-Party Repurchase Agreement.

(J)   These rights do not have expiration dates.

ADR    -- American Depositary Receipt
AUD    -- Australian Dollar
CHF    -- Swiss Franc
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
DKK    -- Danish Krone
DN     -- Discount Note
EUR    -- Euro
FDR    -- Fiduciary Depositary Receipt
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only
JPY    -- Japanese Yen


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2006

LLC    -- Limited Liability Company
MTN    -- Medium Term Note
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SEK    -- Swedish Krona
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar

@ At June 30, 2006, the tax basis cost of the Fund's investments was $3,923,809 ($ Thousands), and the unrealized appreciation and depreciation were $611,633 ($ Thousands) and $(54,745) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

      Amounts designated as "-" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.1%

ARGENTINA -- 0.1%

  IRSA Inversiones y
     Representaciones GDR * (B)                       101,000        $    1,134
  Petrobas Energia Participaciones
     ADR * (B)                                         44,800               502
                                                                     ----------
                                                                          1,636
                                                                     ----------
BERMUDA -- 0.1%

  Credicorp                                            24,800               743
                                                                     ----------
BRAZIL -- 9.0%

  All America Latina Logistica                         18,800             1,276
  Aracruz Celulose ADR                                 21,343             1,066
  Arcelor Brasil                                      226,067             3,501
  Banco Bradesco ADR                                  127,800             3,973
  Banco Itau Holding Financeira ADR                    68,810             2,006
  Brasil Telecom Participacoes                          8,100               264
  Brasil Telecom Participacoes ADR                    159,620             5,199
  Braskem ADR (B)                                      68,600               836
  Centrais Eletricas Brasileiras                   34,932,900               750
  Cia Brasileira de Distribuicao
     Grupo Pao de Acucar ADR (B)                      146,550             4,564
  Cia de Bebidas das Americas ADR                       2,000                83
  Cia de Saneamento Basico do
     Estado de Sao Paulo                           20,220,700             1,883
  Cia Vale do Rio Doce ADR                            539,938            11,817
  CPFL Energia ADR (B)                                 36,200             1,323
  Empresa Brasileira de
     Aeronautica ADR (B)                               72,530             2,645
  Grendene                                            164,000             1,317
  Localiza Rent A CAR                                  31,600               599
  Lojas Renner                                         31,500             1,674
  Petroleo Brasileiro ADR                             497,477            41,096
  Rossi Residencial                                   100,000               947
  Submarino *                                          76,000             1,528
  Tele Norte Leste Participacoes                      143,968             3,925
  Tele Norte Leste Participacoes ADR (B)              238,000             3,034
  Tim Participacoes ADR                               230,800             6,358
  Uniao de Bancos Brasileiros ADR                     150,700            10,005
  Vivo Participacoes ADR                            1,021,700             2,513
  Votorantim Celulose e Papel ADR                     106,200             1,655
                                                                     ----------
                                                                        115,837
                                                                     ----------
CHILE -- 1.3%

  Banco Santander Chile ADR                            43,800             1,767
  Centros Comerciales
     Sudamericanos                                  1,887,205             4,616
  Cervecerias Unidas ADR                                9,100               201
  Cia Cervecerias Unidas ADR                           10,977               242
  CorpBanca                                       365,700,900             1,728
  Empresa Nacional de
     Electricidad ADR                                 148,700             3,926
  Empresas CMPC                                        29,800               814
  Enersis ADR                                         110,622             1,244
  Masisa *                                          1,251,060               195
  Masisa ADR                                           41,400               330
  United Breweries                                    273,560             1,204
                                                                     ----------
                                                                         16,267
                                                                     ----------
CHINA -- 4.3%

  Aluminum Corp of China                            1,826,000             1,352
  Baidu.com ADR *                                       1,000                83

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Byd (B)                                             382,700        $      781
  China Construction Bank (A) (B)                  17,068,000             7,801
  China Petroleum & Chemical, Cl H (B)             10,956,300             6,277
  China Shenhua Energy (B)                          1,065,500             1,969
  China Shipping Development (B)                    5,516,000             3,977
  China Telecom (B)                                23,438,000             7,544
  China Yurun Food Group                            1,579,000             1,199
  Huadian Power International (B)                   6,453,400             1,828
  Huaneng Power International (B)                   2,316,800             1,536
  PetroChina (B)                                   11,706,000            12,509
  Sinotrans (B)                                     4,640,000             1,464
  Weiqiao Textile (B)                               1,787,900             2,290
  Yanzhou Coal Mining (B)                           7,058,900             5,226
                                                                     ----------
                                                                         55,836
                                                                     ----------
COLOMBIA -- 0.3%

  BanColombia ADR                                     153,601             3,702
                                                                     ----------
CZECH REPUBLIC -- 0.7%

  Cesky Telecom GDR *                                 213,123             4,539
  CEZ                                                  58,802             1,981
  Komercni Banka                                       19,150             2,800
                                                                     ----------
                                                                          9,320
                                                                     ----------
EGYPT -- 0.8%

  Commercial International Bank
     GDR                                              253,100             2,594
  Mobinil-Egyptian Mobile Services                     50,105             1,123
  Orascom Construction Industries                     111,765             3,399
  Orascom Construction Industries
     GDR (A)                                            8,854               540
  Orascom Telecom Holding                              35,917             1,485
  Orascom Telecom Holding GDR                          13,283               542
                                                                     ----------
                                                                          9,683
                                                                     ----------
HONG KONG -- 3.8%

  ASM Pacific Technology (B)                          404,500             1,971
  Brilliance China Automotive
     Holdings (B)                                   4,645,000               783
  China Mengniu Dairy                               4,127,000             5,181
  China Mobile Hong Kong (B)                        2,069,500            11,830
  China Overseas Land &
     Investment (B)                                 7,518,000             4,574
  Citic Pacific                                       658,000             1,940
  CNOOC (B)                                         5,334,500             4,258
  Cosco Pacific (B)                                 2,158,000             4,779
  Denway Motors (B)                                 7,958,000             2,664
  Giordano International (B)                        1,928,000               912
  Global Bio-Chem Technology Group                  2,499,500             1,062
  GOME Electrical Appliances
     Holdings                                         729,000               615
  Johnson Electric Holdings (B)                     2,489,500             1,811
  Li & Fung                                           680,000             1,375
  Panva Gas Holdings *                                987,000               451
  Parkson Retail Group                                 26,500                75
  Samson Holding                                    1,316,000               631
  Shanghai Industrial Holdings                      1,063,000             2,073
  Texwinca Holdings                                   980,600               657
  Yue Yuen Industrial Holdings (B)                    596,500             1,640
                                                                     ----------
                                                                         49,282
                                                                     ----------
HUNGARY -- 1.0%

  Gedeon Richter                                       27,302             5,015
  Magyar Telekom *                                    585,009             2,224
  Mol Magyar Olaj-es Gazipari                          10,447             1,073

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  OTP Bank                                             88,162        $    2,495
  OTP Bank GDR *                                       40,527             2,290
                                                                     ----------
                                                                         13,097
                                                                     ----------
INDIA -- 6.8%

  Andhra Bank                                         248,433               337
  Bank of Baroda                                       18,374                79
  Bharat Heavy Electricals                            116,531             4,940
  Bharat Petroleum                                    348,343             2,531
  Bharti Televentures *                             1,038,438             8,345
  GAIL India                                          216,932             1,201
  GAIL India GDR (A)                                   20,100               673
  Hindalco Industries                               1,278,781             4,859
  Hindalco Industries GDR (A) (B)                     705,900             2,682
  Hindalco Industries GDR (A)                         169,600               331
  Hindustan Petroleum                                 514,486             2,632
  ICICI Bank                                          156,259             1,854
  ICICI Bank ADR                                       66,900             1,582
  Infosys Technologies                                 94,332             6,306
  Infosys Technologies ADR                             24,100             1,842
  ITC                                                 952,512             3,771
  Jet Airways India                                    42,360               542
  Larsen & Toubro                                      44,679             2,177
  Mahanagar Telephone Nigam                           538,470             1,808
  Mahanagar Telephone Nigam ADR                        83,750               575
  Mahindra & Mahindra                                 279,394             3,769
  Maruti Udyog                                        190,091             3,293
  Oil & Natural Gas                                   306,318             7,372
  Ranbaxy Laboratories                                509,666             3,945
  Reliance Energy Ventures *                          242,400               179
  Reliance Industries                                 187,100             4,303
  Satyam Computer Services                            376,758             5,822
  State Bank of India GDR (A)                          72,900             2,916
  Tata Consultancy Services                             3,367               127
  Tata Motors                                         425,248             7,338
  Tata Steel                                            4,360                51
  Union Bank Of India                                 125,847               247
                                                                     ----------
                                                                         88,429
                                                                     ----------
INDONESIA -- 2.5%

  Astra International                               7,163,000             7,539
  Bank Central Asia                                 2,699,000             1,195
  Bank Mandiri Persero                              4,663,900               866
  Bank Rakyat Indonesia                             2,586,000             1,144
  Bumi Resources                                   30,000,000             2,494
  Gudang Garam                                      1,417,500             1,454
  Indofood Sukses Makmur                           10,241,000               973
  Indosat                                           1,499,300               692
  Medco Energi Internasional                        7,555,200             3,038
  Telekomunikasi Indonesia                         15,537,900            12,329
                                                                     ----------
                                                                         31,724
                                                                     ----------
ISRAEL -- 1.8%

  Bank Hapoalim                                     1,474,181             6,273
  Bank Leumi Le-Israel                                369,800             1,312
  Bezeq Israeli Telecommunication                   1,994,830             2,321
  Check Point Software
     Technologies *                                   113,100             1,988
  Makhteshim-Agan Industries                          371,083             1,949
  Super-Sol                                           273,250               755
  Taro Pharmaceuticals Industries (B)                  78,100               829
  Teva Pharmaceutical Industries ADR                  247,516             7,819
                                                                     ----------
                                                                         23,246
                                                                     ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.3%

  Tenaris ADR                                         105,000        $    4,251
                                                                     ----------
MALAYSIA -- 2.5%

  AMMB Holdings Berhad                              1,521,300             1,043
  Berjaya Sports Toto                                 576,300               762
  Commerce Asset Holdings                           1,316,600             2,132
  Gamuda                                            1,774,400             1,661
  Genting                                             375,700             2,423
  IOI                                               1,197,200             4,659
  Kuala Lumpur Kepong                                 251,400               667
  Malayan Banking                                   1,091,900             3,180
  Malaysia International Shipping
     (Foreign Market)                               1,018,400             2,134
  MK Land Holdings                                    533,800                97
  Proton Holdings                                     354,300               502
  Resorts World                                     1,792,800             5,709
  Sime Darby                                        2,972,300             4,449
  Tenaga Nasional                                   1,100,000             2,754
  Titan Chemicals                                   1,289,200               446
                                                                     ----------
                                                                         32,618
                                                                     ----------
MEXICO -- 5.1%

  Alfa                                                817,600             4,128
  America Movil ADR, Ser L                            269,886             8,976
  Cemex                                               221,536             1,269
  Cemex ADR                                            49,139             2,799
  Coca-Cola Femsa ADR                                 114,280             3,374
  Consorcio ARA                                     1,037,000             4,290
  Controladora Comercial Mexicana                   1,771,800             3,017
  Desc, Ser B *                                       486,413               394
  Embotelladoras Arca                                 358,900               836
  Empresas ICA Sociedad
     Controladora ADR *                                30,433             1,032
  Fomento Economico Mexicano ADR                       37,982             3,180
  Grupo Aeroportuario del Sureste
     ADR                                               56,970             1,914
  Grupo Continental                                   997,200             1,641
  Grupo Financiero Banorte                          1,665,964             3,882
  Grupo Mexico, Ser B                                 220,700               634
  Grupo Televisa ADR                                  325,120             6,278
  Kimberly-Clark de Mexico, Ser A                     583,231             1,856
  Organizacion Soriana, Ser B                         122,300               456
  Telefonos de Mexico ADR, Ser L                      306,300             6,380
  TV Azteca                                         5,739,200             3,890
  Urbi Desarrollos Urbanos *                        1,713,700             4,031
  Wal-Mart de Mexico, Ser V                           703,418             1,943
                                                                     ----------
                                                                         66,200
                                                                     ----------
PANAMA -- 0.0%

  Copa Holdings, Cl A                                   9,400               213
                                                                     ----------
PERU -- 0.1%

  Cia de Minas Buenaventura ADR                        25,500               696
                                                                     ----------
PHILIPPINES -- 0.5%

  ABS-CBN Broadcasting PDR                          1,275,900               354
  Banco de Oro Universal Bank * (A)                    77,100             1,051
  Bank of the Philippine Islands *                  1,686,226             1,587
  Manila Electric *                                 1,230,700               515
  Philippine Long Distance
     Telephone ADR                                     29,300             1,012
  SM Investments                                      246,490               993

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------

  SM Prime Holdings                                 5,556,400        $      816
                                                                     ----------
                                                                          6,328
                                                                     ----------
POLAND -- 0.3%

  Opoczno *                                               994                 9
  Powszechna Kasa Oszczednosci
     Bank Polski                                       93,000             1,080
  Telekomunikacja Polska                              375,256             2,355
                                                                     ----------
                                                                          3,444
                                                                     ----------
RUSSIA -- 8.6%

  Cherkizovo Group GDR *                               88,206             1,217
  Comstar United Telesystems *                         63,600               381
  Comstar United Telesystems GDR (A)                  123,133               714
  CTC Media * (B)                                      48,300               882
  LUKOIL ADR                                          566,180            47,333
  Mechel Steel Group OAO ADR (B)                       37,700               844
  MMC Norilsk Nickel ADR (B)                           72,879             9,474
  MMC Norilsk Nickel ADR                                1,100               143
  Mobile Telesystems ADR                               86,000             2,532
  Novolipetsk Steel GDR                               223,508             4,917
  OAO Gazprom ADR                                     682,318            29,169
  Polyus Gold ADR *                                    60,579             2,605
  Sberbank GDR *                                       25,771             5,058
  Surgutneftegaz ADR (B)                               54,700             4,048
  Vimpel-Communications ADR *                          47,600             2,181
                                                                     ----------
                                                                        111,498
                                                                     ----------
SINGAPORE -- 0.0%

  Goodpack *                                          528,000               544
                                                                     ----------
SOUTH AFRICA -- 8.0%

  ABSA Group (B)                                      187,387             2,635
  Alexander Forbes                                    662,141             1,355
  AngloGold Ashanti (B)                                55,188             2,747
  Aspen Pharmacare Holdings                           246,004             1,259
  Aveng (B)                                           370,502             1,114
  Barloworld                                          478,963             8,126
  Bidvest Group                                       157,681             2,183
  FirstRand                                         3,295,898             7,810
  Foschini                                                263                 2
  Gold Fields (B)                                     165,567             3,761
  Gold Fields ADR                                     190,800             4,369
  Impala Platinum Holdings (B)                         25,364             4,694
  Imperial Holdings (B)                               317,607             6,012
  JD Group (B)                                        236,156             2,198
  Kumba Resources (B)                                 110,293             1,980
  MTN Group (B)                                       377,441             2,800
  Murray & Roberts Holdings (B)                       228,429               814
  Nampak (B)                                        1,127,722             2,886
  Naspers (B)                                         173,472             2,964
  Nedbank Group                                       321,118             5,088
  Network Healthcare Holdings                         326,280               439
  Sanlam (B)                                        3,674,893             7,472
  Sappi (B)                                           611,008             7,556
  Sasol                                               417,835            16,112
  Standard Bank Group (B)                             306,067             3,305
  Steinhoff International
  Holdings (B)                                        309,549               927
  Telkom                                               72,295             1,338
  Tiger Brands                                         87,091             1,752
                                                                     ----------
                                                                        103,698
                                                                     ----------
SOUTH KOREA -- 15.8%

  Daegu Bank                                          104,250             1,868

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------

  Daelim Industrial                                    58,600        $    3,681
  Daewoo Shipbuilding & Marine
     Engineering                                      283,010             8,323
  Hankook Tire                                        253,270             2,977
  Hanwha Chemical                                     190,920             1,731
  Hynix Semiconductor *                               141,200             4,577
  Hynix Semiconductor GDS * (A)                        66,400             2,094
  Hyundai Department Store                             15,713             1,214
  Hyundai Development                                  83,520             3,609
  Hyundai Mobis                                        22,250             1,883
  Hyundai Motor                                       138,460            11,763
  Industrial Bank of Korea                             52,620               887
  Kangwon Land                                         32,304               552
  Kookmin Bank                                        306,450            25,196
  Kookmin Bank ADR                                     79,974             6,643
  Korea Electric Power                                179,270             6,642
  Korean Reinsurance                                  128,846             1,446
  KT                                                    8,250               340
  KT ADR                                              165,400             3,548
  Kumho Tire                                          144,150             1,960
  Kumho Tire GDR (A)                                   45,100               307
  LG Chem                                              86,200             2,998
  LG Electronics                                       55,200             3,346
  LG Philips LCD *                                    180,730             6,725
  LG Philips LCD ADR * (B)                             40,200               728
  Lotte Shopping                                        9,056             3,522
  Lotte Shopping GDR * (A)                             91,400             1,778
  POSCO                                                13,489             3,619
  POSCO ADR                                            82,660             5,530
  Pusan Bank                                          129,740             1,655
  S-Oil                                                44,320             3,135
  Samsung Electronics                                  70,777            44,986
  Samsung Fire & Marine Insurance                      49,260             6,620
  Samsung SDI                                          16,538             1,137
  Shinhan Financial Group                             139,030             6,521
  Shinsegae                                            18,896             9,461
  SK                                                   29,280             1,883
  SK Telecom                                            4,362               938
  SK Telecom ADR                                      213,780             5,007
  Ssangyong Motor *                                   430,910             2,151
  STX Pan Ocean                                     3,470,000             1,426
                                                                     ----------
                                                                        204,407
                                                                     ----------
TAIWAN -- 13.4%

  Accton Technology *                                 531,649               268
  Acer                                              1,571,000             2,761
  Advanced Semiconductor
     Engineering                                   10,977,910            10,850
  AU Optronics                                      2,038,000             2,877
  Benq                                              3,122,300             1,938
  Catcher Technology                                  438,354             4,644
  Cathay Financial Holding                          1,690,180             3,696
  Chang Hwa Commercial Bank                         2,360,000             1,673
  China Motor                                       1,847,130             1,854
  Chinatrust Financial Holding                     14,143,382            11,729
  Chunghwa Telecom                                  2,815,000             5,086
  Chunghwa Telecom ADR                                124,000             2,290
  Compal Electronics                                8,375,754             7,994
  Delta Electronics                                   935,550             2,658
  Elan Microelectronics                               171,704                85
  Eva Airways                                         260,750               111
  Far Eastern Textile                                 892,720               729
  First Financial Holding                           4,954,350             3,749
  Formosa Chemicals & Fibre                           608,900               940
  Foxconn Technology                                  548,200             4,402
  Fubon Financial Holding                           1,713,000             1,481
  High Tech Computer                                  339,832             9,342

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
  HON HAI Precision Industry                        2,672,668        $   16,510
  Largan Precision                                    157,000             3,360
  Lite-On Technology                                1,623,000             2,404
  Makalot Industrial                                  110,000               170
  MediaTek                                            340,000             3,150
  Merry Electronics                                    41,000               125
  Nan Ya Printed Circuit Board *                       12,000                93
  Nien Hsing Textile                                1,327,000               711
  Nien Made Enterprises                             1,255,000             1,411
  Novatek Microelectronics                            161,637               784
  Optimax Technology                                1,377,533             1,202
  Powerchip Semiconductor                             683,000               448
  Powerchip Semiconductor GDR *                        27,700               182
  Quanta Computer                                   3,388,578             5,421
  Radiant Opto-Electronics                            343,000               554
  Shin Kong Financial Holding                       1,514,000             1,665
  Siliconware Precision Industries                  1,291,000             1,587
  SinoPac Financial Holdings                        8,308,230             4,196
  Sunplus Technology                                1,314,568             1,456
  Taiwan Cement                                     1,310,000               963
  Taiwan Mobile                                     1,116,632             1,111
  Taiwan Semiconductor
     Manufacturing                                 11,251,213            20,294
  Taiwan Semiconductor
     Manufacturing ADR (B)                            965,759             8,866
  United Microelectronics                          19,439,529            11,648
  Wistron                                             586,000               688
  Yageo                                             6,267,440             2,168
  Yuanta Core Pacific Securities                    1,872,000             1,237
                                                                     ----------
                                                                        173,561
                                                                     ----------
THAILAND -- 2.6%

  Advanced Info Service (B)                         1,170,300             2,760
  Bangkok Bank (B)                                    967,900             2,689
  Bangkok Land NVDR *                             217,660,200             4,164
  Charoen Pokphand Foods (B)                        7,446,100             1,054
  CP Seven Eleven                                   2,914,500               550
  Delta Electronics Thai                            1,229,400               532
  Kasikornbank NVDR (B)                             1,281,800             2,049
  Krung Thai Bank (B)                               7,169,100             1,898
  Land and Houses NVDR (B)                         12,423,400             2,296
  PTT (B)                                           1,093,000             6,474
  Siam Cement (B)                                     449,200             2,708
  Siam Commercial Bank (B)                          1,383,700             1,958
  Siam Makro                                          188,500               306
  Thai Oil (B)                                      2,414,900             4,019
                                                                     ----------
                                                                         33,457
                                                                     ----------
TURKEY -- 2.0%

  Akbank                                              625,459             2,992
  Arcelik                                             160,280               913
  Ford Otomotiv Sanayi                                 75,150               502
  GSD Holding                                       3,318,000             2,945
  Haci Omer Sabanci Holding                         1,079,739             2,909
  KOC Holding                                         305,271               907
  Tupras Turkiye Petrol Rafine                         47,135               786
  Turkcell Iletisim Hizmet                            609,239             2,781
  Turkiye Garanti Bankasi                             795,181             1,972
  Turkiye Is Bankasi                                1,715,104             8,422
                                                                     ----------
                                                                         25,129
                                                                     ----------
UNITED KINGDOM -- 0.4%

  Anglo American                                       95,020             3,898

--------------------------------------------------------------------------------
                                          Shares/ Face Amount       Market Value
Description                                ($ Thousands) (1)       ($ Thousands)
--------------------------------------------------------------------------------
  BHP Billiton (B)                                     31,846        $      620
                                                                     ----------
                                                                          4,518
                                                                     ----------
UNITED STATES -- 0.0%

  Caspian Services *                                   79,500               394
                                                                     ----------
Total Common Stock
  (Cost $936,429) ($ Thousands)                                       1,189,758
                                                                     ----------
COMMERCIAL PAPER (C)(E) -- 6.8%

UNITED STATES -- 6.8%

  Ajax Bambino
     5.220%, 07/12/06                                   6,000             5,990
  Asap Funding
     5.336%, 07/05/06                                   3,000             2,998
  Atlas Capital Funding
     5.211%, 07/05/06                                   5,097             5,094
  Barton Capital LLC
     5.305%, 07/05/06                                   4,216             4,214
  Bavaria TRR
     5.191%, 07/03/06                                   6,000             5,998
  Brahms Funding
     5.347%, 07/07/06                                   6,000             5,995
  Harwood Street Funding I
     5.158%, 07/14/06                                   6,000             5,989
  Ivory Funding
     5.397%, 08/03/06                                   6,000             5,971
  Main Street Warehouse Funding
     5.353%, 07/28/06                                   5,000             4,980
  Mica Funding LLC
     5.273%, 07/19/06                                   6,000             5,984
     5.174%, 07/05/06                                   1,500             1,499
  Mortgage Interest Networking Trust
     5.287%, 07/06/06                                   2,500             2,498
     5.265%, 07/10/06                                   3,700             3,695
  Ocala
     5.313%, 07/19/06                                   5,000             4,987
  Park Sienna LLC
     5.153%, 07/17/06                                   8,000             7,982
  Stratford Receivables
     5.329%, 07/10/06                                   5,977             5,969
  Von Karman Funding
     5.263%, 07/06/06                                   8,000             7,994
                                                                     ----------
Total Commercial Paper
  (Cost $87,837) ($ Thousands)                                           87,837
                                                                     ----------
PREFERRED STOCK -- 3.9%

BRAZIL -- 3.4%

  Braskem, Cl A                                       655,000             4,019
  Centrais Eletricas Brasileiras, Cl B             66,060,000             1,353
  Cia de Bebidas das Americas ADR                      68,300             2,817
  Cia de Tecidos do Norte de
     Minas - Coteminas                             19,117,100             1,784
  Cia Energetica de Minas Gerais                  163,399,393             6,959
  Cia Paranaense de Energia                       173,960,100             1,632
  Cia Vale do Rio Doce, Cl A                           48,778               994
  Duratex                                             120,900             1,089
  Investimentos Itau                                1,672,833             6,717
  Klabin                                              197,800               469
  Petroleo Brasileiro                                  21,400             1,709
  Tam                                                 212,785             5,771
  Telecomunicacoes de Sao Paulo                        50,976             1,078
  Telemar Norte Leste                                 341,234             6,756

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                          Shares/ Face Amount       Market Value
Description                                ($ Thousands) (1)       ($ Thousands)
--------------------------------------------------------------------------------
  Telemig Celular Participacoes                   788,963,610        $    1,400
                                                                     ----------
                                                                         44,547
                                                                     ----------
SOUTH KOREA -- 0.5%

  Hyundai Motor                                        73,890             3,590
  Hyundai Motor (Second Preferred)                     55,460             2,777
                                                                     ----------
                                                                          6,367
                                                                     ----------
Total Preferred Stock
  (Cost $35,874) ($ Thousands)                                           50,914
                                                                     ----------
CORPORATE OBLIGATIONS (A)(C)(D) -- 1.0%

UNITED STATES -- 1.0%

  Beta Finance MTN
     5.358%, 05/10/07                                   3,000             2,999
  Cheyne Finance LLC MTN
     5.363%, 04/16/07                                   1,000             1,000
  K2 LLC MTN
     5.358%, 05/21/07                                   2,000             2,000
     5.145%, 04/18/07                                   1,500             1,500
  Links Finance LLC MTN
     5.393%, 05/21/07                                   2,000             2,000
     5.145%, 09/12/06                                   1,000             1,000
  Premier Asset Collateralization
     LLC MTN
     5.303%, 04/25/07                                   1,500             1,500
  Sigma Finance MTN
     5.140%, 04/18/07                                   1,500             1,500
                                                                     ----------
Total Corporate Obligations
  (Cost $13,499) ($ Thousands)                                           13,499
                                                                     ----------
CASH EQUIVALENTS** -- 0.6%

UNITED STATES -- 0.6%

  Barclays Global Investors Funds,
     Prime Money Market Fund, 5.04% (C)               557,486               557
  SEI Daily Income Trust, Prime
     Obligations Fund, Cl A, 5.07% +                5,163,639             5,164
  The Reserve Funds, Primary Fund,
     Cl 8, 5.23% (C)                                2,022,034             2,022
                                                                     ----------
Total Cash Equivalents
  (Cost $7,743) ($ Thousands)                                             7,743
                                                                     ----------
ASSET-BACKED SECURITIES (A)(C)(D) -- 0.2%

UNITED STATES -- 0.2%

  Lothian Mortgages Master Issue
     Trust, Ser 2006-1A, Cl A1
     5.350%, 01/24/28                                   2,000             2,000
                                                                     ----------
Total Asset-Backed Securities
  (Cost $2,000) ($ Thousands)                                             2,000
                                                                     ----------

                                                    Number of
                                                     Warrants
                                                    ---------
EQUITY LINKED WARRANTS (F) -- 0.0%

HONG KONG -- 0.0%

  China Overseas Land &
     Investment*                                          940                --
                                                                     ----------

--------------------------------------------------------------------------------
                                                Face Amount            Value
Description                                  ($ Thousands)(1)      ($ Thousands)
--------------------------------------------------------------------------------
Total Equity Linked Warrants
  (Cost $0) ($ Thousands)                                            $       --
                                                                     ----------
DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%

  Companhia Vale do Rio Doce*
     0.000%, 09/30/49                                       8                --
                                                                     ----------
Total Debenture Bond
  (Cost $0) ($ Thousands)                                                    --
                                                                     ----------
REPURCHASE AGREEMENTS (C)(G) -- 4.3%

Bank of America
  5.230%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $15,006,538
  (collateralized by a U.S.
  Government Obligation, par
  value $18,733,641, 5.000%,
  03/01/35; with total market
  value $15,300,000)                                   15,000            15,000
Barclays Capital
  5.150%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $10,004,292
  (collateralized by a U.S.
  Government Obligation, par
  value $10,635,000, 0.000%,
  04/03/07; with total market
  value $10,200,029)                                   10,000            10,000
Deutsche Bank
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $10,004,333
  (collateralized by a U.S.
  Government Obligation, par
  value $10,532,658, 7.000%,
  03/01/36; with total market
  value $10,200,000)                                   10,000            10,000
Goldman Sachs
  5.290%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $10,004,408
  (collateralized by a U.S.
  Government Obligation, par
  value $11,242,567, 5.000%,
  08/01/35; with total market
  value $10,200,000)                                   10,000            10,000
Merrill Lynch
  5.220%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $10,004,350
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $4,264,816-$8,272,601,
  0.000%, 01/01/30-04/01/35;
  with total market value
  $10,203,082)                                         10,000            10,000
                                                                     ----------
Total Repurchase Agreements
  (Cost $55,000) ($ Thousands)                                           55,000
                                                                     ----------

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------

Total Investments -- 108.9%
   (Cost $1,138,382) ($ Thousands)++                                 $1,406,751
                                                                     ==========

      Percentages are based on Net Assets of $1,291,717 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of June 30, 2006.

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(1)   In U.S. dollars unless otherwise indicated

(A) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $149,647 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $160,915 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities considered illiquid. The total value of such securities as of June 30, 2006 was $0 and represented 0.00% of the Fund's net assets.

(G)   Tri-Party Repurchase Agreement

ADR   -- American Depositary Receipt
Cl    -- Class
GDR   -- Global Depositary Receipt
GDS   -- Global Depositary Share
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
NVDR  -- Non-Voting Depositary Receipt
PDR   -- Philippine Depositary Receipt
Ser   -- Series

++ At June 30, 2006, the tax basis cost of the Fund's investments was $1,138,382 ($ Thousands), and the unrealized appreciation and depreciation were $309,131 ($ Thousands) and $(40,762), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

      Amounts designated as "-" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 73.2%

AUSTRALIA -- 1.3%

  Government of Australia
     6.000%, 02/15/17                AUD                  14,564   $      11,002
                                                                   -------------
AUSTRIA -- 0.2%

  Telekom Finanzmanagement
     5.000%, 07/22/13                                      1,100           1,416
                                                                   -------------
BELGIUM -- 2.2%

  Kingdom of Belgium, Ser 31
     5.500%, 03/28/28                                     12,160          18,104
                                                                   -------------
BRAZIL -- 0.1%

  Federal Republic of Brazil
     8.250%, 01/20/34                                      1,006           1,056
                                                                   -------------
CANADA -- 1.8%

  Bell Canada MTN
     5.000%, 02/15/17                                        774             661
  Government of Canada
     4.500%, 06/01/15                                        190             170
     4.000%, 09/01/10                                     11,971          10,572
  Kinder Morgan Finance
     5.350%, 01/05/11                                      1,313           1,210
  Province of Ontario
     1.875%, 01/25/10                JPY                 170,000           1,522
  YPG Holdings MTN
     5.250%, 02/15/16                                      1,500           1,281
                                                                   -------------
                                                                          15,416
                                                                   -------------
CAYMAN ISLANDS -- 0.7%

  BES Finance
     6.250%, 05/17/11                EUR                   1,000           1,384
  Mizuho Financial Group
     8.375%, 12/29/49                                         80              84
  Mizuho Financial Group (D)
     4.750%, 04/15/14                EUR                   1,380           1,793
  Resona Preferred Global Securities
     (D) (E) 7.191%, 07/30/49                                818             821
  Yorkshire Power Finance
     7.250%, 08/04/28                GBP                     750           1,643
                                                                   -------------
                                                                           5,725
                                                                   -------------
DENMARK -- 0.2%

  Danske Bank MTN, Ser E (D)
     5.875%, 03/26/15                                      1,000           1,377
                                                                   -------------
FINLAND -- 0.0%

  Government of Finland
     4.250%, 07/04/15                                        150             195
                                                                   -------------
FRANCE -- 7.8%

  Caisse Nationale des Autoroutes
     4.500%, 03/28/18                                      1,500           1,942
  Caisse Refinancement de l'Habitat
     4.250%, 10/25/14                                        600             767
  Government of France
     5.750%, 10/25/32                                     15,442          24,045
     4.000%, 04/25/55                                        370             442
     3.500%, 04/25/15                                      3,794           4,659
  Government of France (A)
     4.000%, 04/25/09                                     24,510          31,611

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Veolia Environnement
     5.875%, 06/27/08                                      1,740   $       2,307
                                                                   -------------
                                                                          65,773
                                                                   -------------
GERMANY -- 7.7%

  Aries Vermogensverwalting
     Registered 9.600%, 10/25/14                           1,000           1,245
  Bayer (D)
     5.000%, 07/29/15                                        400             454
  Bundesschatzanweisungen (A)
     2.500%, 09/22/06                                     15,000          19,157
  Deutsche Bundesrepublik
     5.250%, 01/04/08                                      4,995           6,544
     3.750%, 01/04/15                                     11,388          14,269
  Deutsche Bundesrepublik (A)
     4.750%, 07/04/34                                      8,899          12,146
  Deutsche Pfandbriefbank
     4.500%, 01/15/18                                      2,400           3,103
  Henkel Kgaa (D)
     5.375%, 11/25/04                                        400             464
  KFW
     2.050%, 02/16/26                JPY                 782,000           6,601
  Landwirtschaftliche Rentenbank
     1.375%, 04/25/13                JPY                  70,000             597
                                                                   -------------
                                                                          64,580
                                                                   -------------
ITALY -- 2.5%

  Buoni Poliennali Del Tesoro
     5.750%, 02/01/33                                     10,170          15,146
  Sanpaolo IMI MTN, Ser E
     6.375%, 04/06/10                                      4,300           5,903
                                                                   -------------
                                                                          21,049
                                                                   -------------
JAPAN -- 19.9%

  Abbott Japan
     1.050%, 11/06/08                                    120,000           1,047
  Development Bank of Japan
     2.300%, 03/19/26                                    830,000           7,045
     1.600%, 06/20/14                                    840,000           7,237
  Government of Japan 10 Year
     Bond, Ser 252 1.000%, 06/20/13                    1,489,450          12,440
  Government of Japan 10 Year
     Bond, Ser 254 1.400%, 09/20/13                    6,150,000          52,651
  Government of Japan 10 Year
     Bond, Ser 268 1.500%, 03/20/15                      222,600           1,894
  Government of Japan 10 Year
     Bond, Ser 279 2.000%, 03/20/16                      711,000           6,259
  Government of Japan 20 Year
     Bond, Ser 48 2.500%, 12/21/20                       674,400           6,166
  Government of Japan 20 Year
     Bond, Ser 82 2.100%, 09/20/25                       894,000           7,610
  Government of Japan 30 Year
     Bond, Ser 22 2.500%, 03/20/36                       287,000           2,507
  Government of Japan CPI Linked
     Bond, Ser 4 0.500%, 06/10/15                          1,410              12


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Government of Japan CPI Linked Bond,
     Ser 5
     0.800%, 09/10/15                                  3,115,904   $      26,769
  Japan Finance for Municipal
     Enterprises
     1.550%, 02/21/12                                  3,879,000          33,973
  Sumitomo Mitsui Banking (D) (E)
     5.625%, 10/15/15                                        415             387
  Sumitomo Mitsui Banking (D)
     4.375%, 10/27/14                EUR                     830           1,064
                                                                   -------------
                                                                         167,061
                                                                   -------------
LUXEMBOURG -- 0.3%

  Basell AF SCA Registered
     8.375%, 08/15/15                                        310             400
  Glencore Finance Europe
     5.375%, 09/30/11                                        530             676
  Tyco International Group
     6.000%, 11/15/13                                        600             595
  Tyco International Group
     6.500%, 11/21/31                GBP                     316             619
                                                                   -------------
                                                                           2,290
                                                                   -------------
MEXICO -- 2.0%

  Mexican Bonos, Ser M20
     10.000%, 12/05/24                                    17,944           1,661
  Mexican Bonos, Ser M7
     8.000%, 12/24/08                                    156,134          13,805
  Mexican Bonos, Ser MI10
     9.500%, 12/18/14                                     11,240           1,020
                                                                   -------------
                                                                          16,486
                                                                   -------------
NETHERLANDS -- 2.5%

  BMW Finance MTN
     5.000%, 08/06/18                                        700             919
  E.ON International Finance MTN,
     Ser E 5.750%, 05/29/09                                3,515           4,707
  EADS Finance MTN, Ser E
     4.625%, 03/03/10                                      2,130           2,753
  Government of Netherlands
     7.500%, 01/15/23                                        796           1,406
  ING Bank MTN, Ser E
     5.500%, 01/04/12                                      1,000           1,355
  ING Groep MTN, Ser E (D)
     4.176%, 06/29/49                                        700             839
  Koninklijke Philips Electronic
     5.750%, 05/16/08                                        950           1,255
  Saecure, Ser A2 (D)
     5.710%, 11/25/07                                      6,000           7,872
                                                                   -------------
                                                                          21,106
                                                                   -------------
NORWAY -- 0.4%

  Government of Norway
     6.500%, 05/15/13                                     18,516           3,362
                                                                   -------------
PANAMA -- 0.2%

  Republic of Panama
     6.700%, 01/26/36                                      1,525           1,395
                                                                   -------------
POLAND -- 1.5%

  Republic of Poland
     6.250%, 10/24/15                                     40,040          13,050
                                                                   -------------

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
RUSSIA -- 0.3%

  Russia Federation Registered (G)
     5.000%, 03/31/30                                      2,130   $       2,267
                                                                   -------------
SOUTH AFRICA -- 0.3%

  Foodcorp Registered
     8.875%, 06/15/12                                        435             581
  Republic of South Africa, Ser R157
     13.500%, 09/15/15                                    11,547           2,108
                                                                   -------------
                                                                           2,689
                                                                   -------------
SPAIN -- 2.4%

  Government of Spain
     6.150%, 01/31/13                                     14,030          20,193
                                                                   -------------
SUPRA-NATIONAL -- 0.4%

  European Investment Bank
     5.375%, 10/15/12                EUR                   1,000           1,374
     3.125%, 10/15/15                EUR                   1,000           1,180
  Ras Laffan III (E)
     5.838%, 09/30/27                                        955             889
                                                                   -------------
                                                                           3,443
                                                                   -------------
SWEDEN -- 2.8%

  Kingdom of Sweden,
     Ser 1045 5.250%, 03/15/11                           135,605          19,971
  Svenska Handelsbanken MTN,
     Ser E (D)
     4.194%, 12/29/49                                        840           1,008
  Swedbank MTN, Ser E (D)
     5.750%, 03/17/16                                        750           1,379
  Vattenfall Treasury (D)
     5.250%, 06/29/49                                      1,100           1,351
                                                                   -------------
                                                                          23,709
                                                                   -------------
UNITED KINGDOM -- 12.4%

  AIB UK 1 (D) EUR
     4.781%, 12/17/49                                        350             419
  Abbey National Treasury Services
     5.375%, 12/30/09                                        700           1,303
  Aviva (D) EUR
     5.700%, 09/29/49                                      1,000           1,327
  Bank of Scotland MTN, Ser E
     6.125%, 02/05/13                EUR                   1,630           2,303
     5.500%, 10/29/12                EUR                   2,390           3,249
  Barclays Bank MTN, Ser E
     5.750%, 09/14/26                                        500             973
  British Telecommunications
     5.750%, 12/07/28                                        200             350
  Chester Asset Receivables
     6.125%, 10/15/10                EUR                   4,260           5,869
  Emap
     6.250%, 12/09/13                                        683           1,269
  Friends Provident (D)
     6.875%, 11/21/19                                        750           1,470
  HBOS MTN, Ser E (D)
     5.125%, 10/29/49                EUR                     700             905
  Halifax MTN, Ser E
     6.375%, 04/03/08                                        500             943
  Holmes Financing No. 4,
     Ser 2A (D)
     5.050%, 07/15/06                EUR                   4,000           5,115


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Imperial Tobacco Finance MTN,
     Ser E
     6.250%, 06/06/07                EUR                   1,510   $       1,975
  Ineo's Group Holdings
     7.875%, 02/15/16                EUR                     200             236
  Lloyds TSB Bank (D)
     6.350%, 10/29/49                EUR                     700             976
  Lloyds TSB Bank MTN, Ser E
     6.625%, 03/30/15                                        400             803
  MBNA Europe Funding MTN,
     Ser E
     4.500%, 01/23/09                EUR                   1,000           1,297
  Marks & Spencer MTN, Ser E
     5.625%, 03/24/14                                        500             911
  Mmo2
     6.375%, 01/25/07                EUR                   1,100           1,429
  National Westminster Bank
     6.500%, 09/07/21                                        400             825
  United Kingdom Treasury
     5.000%, 03/07/25                                        838           1,638
     4.750%, 09/07/15                                      8,780          16,264
     4.250%, 06/07/32                                      8,590          15,546
     4.000%, 03/07/09                                     16,788          30,425
  United Utilities Water MTN,
     Ser E
     6.625%, 11/08/07                EUR                   2,180           2,897
  Vodafone Group MTN, Ser E
     5.900%, 11/26/32                                        500             933
  Vodafone Group MTN, Ser E
     4.250%, 05/27/09                EUR                   1,500           1,926
                                                                   -------------
                                                                         103,576
                                                                   -------------
UNITED STATES -- 3.3%

  AK Steel
     7.875%, 02/15/09                                        420             418
  ASIF III Jersey
     0.950%, 07/15/09                JPY                 100,000             866
  American Express Credit MTN,
     Ser E
     5.625%, 08/18/09                GBP                     800           1,492
  Autonation (D) (E)
     7.045%, 04/15/13                                         80              80
  Autonation (E)
     7.000%, 04/15/14                                        710             699
  CIT Group MTN (D)
     5.393%, 05/18/07                                        765             766
  CIT Group MTN, Ser E
     5.500%, 12/15/08                GBP                     750           1,390
  Cablevision Systems, Ser B
     8.000%, 04/15/12                                        430             424
  Chase Credit Card Master Trust,
     Ser 1998-4
     5.000%, 08/15/08                EUR                   5,200           6,797
  Directv Holdings
     6.375%, 06/15/15                                        420             387
  Embarq
     7.082%, 06/01/16                                        675             671
  Ford Motor Credit
     6.625%, 06/16/08                                        660             628
     6.500%, 01/25/07                                        410             409
     4.950%, 01/15/08                                        214             201
  General Electric Capital MTN,
     Ser E
     0.750%, 02/05/09                JPY                  70,000             607
  Genworth Financial
     1.600%, 06/20/11                JPY                 160,000           1,374
  Goldman Sachs Group
     5.125%, 01/15/15                                        560             524

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  HSBC Finance
     6.125%, 01/22/10                GBP                     600   $       1,136
  Hertz (E)
     8.875%, 01/01/14                                        400             410
  ILFC E-Capital Trust I (D) (E)
     5.900%, 12/21/65                                        270             263
  MGM Mirage
     8.375%, 02/01/11                                        380             390
  NRG Energy
     7.375%, 02/01/16                                        400             390
  Nevada Power (E)
     6.500%, 05/15/18                                        246             240
  Pfizer
     1.800%, 02/22/16                JPY                 190,000           1,596
     0.800%, 03/18/08                JPY                  23,000             201
  Qwest Communications
     International 7.500%, 02/15/14                          600             585
  Time Warner Entertainment
     8.375%, 03/15/23                                        755             840
  Toyota Motor Credit
     0.750%, 06/09/08                JPY                 180,000           1,571
  Union Carbide
     7.750%, 10/01/96                                        910             908
  Wachovia Capital Trust III (D)
     5.800%, 03/15/11                                        687             667
  Williams
     7.875%, 09/01/21                                        370             376
                                                                   -------------
                                                                          27,306
                                                                   -------------
Total Global Bonds
  (Cost $604,536) ($ Thousands)                                          613,626
                                                                   -------------
COMMERCIAL PAPER (C) -- 5.8%

UNITED STATES -- 5.8%

  Altius I Funding (B)
     5.333%, 07/05/06                                        398             398
  Buckingham CDO (B)
     5.346%, 07/21/06                                      1,215           1,210
  Buckingham CDO II (B)
     5.346%, 07/21/06                                        746             743
     5.154%, 07/07/06                                        681             678
  Danske Bank
     5.273%, 07/28/06                                      4,000           3,984
     5.256%, 08/08/06                                     10,000           9,945
  Elysian Funding LLC (B)
     5.216%, 08/04/06                                      1,742           1,727
     5.132%, 07/10/06                                        995             987
  KKR Pacific Funding (B)
     5.134%, 07/07/06                                        498             495
  Lakeside Funding (B)
     5.170%, 07/10/06                                        577             577
  Lloyds Bank
     5.254%, 07/27/06                                     10,000           9,964
  Mica Funding (B)
     5.284%, 07/19/06                                        498             495
  Ocala Funding (B)
     5.385%, 07/07/06                                        498             497
  Rams Funding (B)
     5.369%, 07/25/06                                        136             135
     5.325%, 07/20/06                                      1,037           1,033
  Rhineland Funding (B)
     5.392%, 07/28/06                                        995             991
  Svenska Handlesbanken
     5.299%, 08/03/06                                      5,000           4,978


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
     1.770%, 07/31/06                                     10,000   $       9,956
                                                                   -------------
Total Commercial Paper
  (Cost $48,793) ($ Thousands)                                            48,793
                                                                   -------------
ASSET-BACKED SECURITIES (D) -- 10.1%

ITALY -- 0.4%

  Campidoglio Finance,
     Ser 1, Cl A
     2.949%, 07/26/09                                      2,500           3,198
                                                                   -------------
NETHERLANDS -- 2.5%
  Arena, Ser 2003-1, Cl A2
     4.300%, 05/19/55                                      9,000          11,537
  Delphinus, Ser 1, Cl A2
     4.122%, 04/25/93                                      4,000           5,119
  Saecure, Ser 5, Cl A
     3.004%, 05/25/42                                      3,588           4,585
                                                                   -------------
                                                                          21,241
                                                                   -------------
UNITED KINGDOM -- 3.7%

  Chester Asset Receivables,
     Ser C1, Cl C
     3.614%, 09/15/13                EUR                   1,350           1,752
  Granite Master Issuer,
     Ser 2, Cl C2
     3.443%, 12/20/54                                      2,000           2,561
  Karta, Ser 1, Cl A
     2.914%, 07/15/12                                      2,000           2,558
  Permanent Financing,
     Ser 1, Cl 4A1 (D)
     5.100%, 06/11/07                EUR                   9,200          11,926
  Sherwood Castle Funding,
     Ser 1, Cl A
     3.159%, 08/15/10                                      3,500           4,491
  Sherwood Castle Funding,
     Ser 2, Cl A
     4.914%, 06/15/16                                      2,300           4,259
  The Mall Funding, Ser 1, Cl A
     4.822%, 04/22/14                                      2,000           3,697
                                                                   -------------
                                                                          31,244
                                                                   -------------
UNITED STATES -- 3.5%

  Cheyne High Grade, Ser 2004-1A,
     Cl AM1 (B) (E)
     5.180%, 11/10/06                                        498             498
  Citibank Credit Card Issurance Trust,
     Ser A4, Cl A4
     5.375%, 04/10/13                EUR                   6,800           9,147
  Commodore, Ser 2003-2A,
     Cl A1MM (B) (E)
     5.380%, 12/12/38                                        458             458
  Duke Funding, Ser 2004-6B,
     Cl A1S1 (B) (E)
     5.093%, 04/09/07                                        746             746
  MBNA Credit Card Master Trust,
     Ser 2002-A2, Cl A
     5.600%, 07/17/14                EUR                   6,650           9,053
  MBNA Credit Card Master Trust,
     Ser A11, Cl A11
     3.015%, 03/19/12                EUR                   1,500           1,927
  MBNA Credit Card Master Trust,
     Ser A9, Cl A9 2.986%, 02/20/14  EUR                   2,000           2,558

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Newcastle CDO Limited, Ser 2005-6A,
     Cl IM1 (B) (E)
     5.384%, 04/24/07                                        199   $         199
  Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM6 (B) (E)
     5.353%, 11/27/06                                        560             560
  RMAC, Ser 2004-NS3A,
     Cl A1 (B) (E)
     5.170%, 09/12/06                                         93              93
  SLM Student Loan Trust,
     Ser 2, Cl A5
     2.959%, 01/25/24                EUR                   1,000           1,285
  Saturn Ventures II (B) (E)
     5.190%, 08/07/06                                        929             929
  TIAA Real Estate, Ser 2003-1A,
     Cl A1 (B) (E)
     5.371%, 03/28/07                                        622             622
  Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME (B) (E)
     5.349%, 09/15/06                                        149             149
  Witherspoon CDO Funding (B) (E)
     5.209%, 09/15/06                                        697             697
                                                                   -------------
                                                                          28,921
                                                                   -------------
Total Asset-Backed Securities
  (Cost $78,160) ($ Thousands)                                            84,604
                                                                   -------------
CORPORATE OBLIGATIONS (B) -- 3.8%

UNITED STATES -- 3.8%

  Allstate Life Global Funding II MTN
     (D) (E)
     5.219%, 07/16/07                                        458             458
  American General Finance (D) (E)
     5.229%, 07/16/07                                      1,443           1,443
  American General Finance MTN,
     Ser F
     3.963%, 07/14/06                                        100             102
  Bear Stearns EXL (D)
     5.239%, 07/16/07                                      1,772           1,772
  Caterpillar Financial Services MTN,
     Ser F (D)
     5.148%, 07/10/06                                        498             498
  Countrywide Financial Services MTN, (D)
     5.560%, 06/27/07                                        597             597
  Countrywide Financial Services MTN,
     Ser A (D)
     5.380%, 09/13/06                                      1,841           1,841
     5.210%, 11/03/06                                      1,045           1,045
  Dekabank (D) (E)
     5.107%, 05/18/07                                      1,841           1,841
  Glitnir Bank (D) (E)
     5.180%, 04/06/07                                      1,493           1,493
  Irish Life & Permanent MTN,
     Ser X (D) (E)
     5.331%, 07/23/07                                      1,324           1,324
  Islandsbanki (D) (E)
     5.344%, 03/22/07                                        846             846
  Jackson National Life Funding
     (D) (E)
     5.109%, 06/04/07                                      2,190           2,190
  Kaupthing Bank MTN (D) (E)
     5.327%, 03/20/07                                      2,488           2,488
  Landsbanki Islands (D) (E)
     5.288%, 03/16/07                                      1,891           1,891


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Morgan Stanley EXL (D)
     5.189%, 08/06/07                                        348   $         348
  Morgan Stanley EXL, Ser S (D)
     5.153%, 08/06/07                                        498             498
  Natexis Banques (D) (E)
     5.191%, 07/16/07                                        970             970
  Nationwide Building Society (D) (E)
     5.547%, 07/27/07                                        547             547
     5.160%, 07/09/07                                        995             995
  Nordbank (D) (E)
     5.343%, 06/25/07                                      1,692           1,692
  Northern Rock (D) (E)
     5.139%, 08/03/07                                      1,025           1,025
  Pacific Life Global Funding (D) (E)
     5.196%, 07/13/07                                        747             747
  Premium Asset Trust,
     Ser 2004-10 (D) (E)
     5.209%, 07/16/07                                      1,393           1,393
  SLM EXL, Ser S (D) (E)
     5.199%, 07/16/07                                      1,095           1,095
  Sigma Finance MTN (E)
     4.680%, 11/09/06                                        537             537
  Skandinav Enskilda Bank (D) (E)
     5.247%, 06/18/07                                      1,095           1,095
  Stanfield Victoria MTN (D) (E)
     5.385%, 06/11/07                                        995             995
                                                                   -------------
Total Corporate Obligations
  (Cost $31,766) ($ Thousands)                                            31,766
                                                                   -------------
LOAN PARTICIPATIONS -- 2.4%

  Advantage Sales & Marketing Term Loan
     7.220%, 03/29/13                                        500             494
  Allied Waste Industries Term Loan
     6.880%, 01/15/12                                      1,081           1,075
     6.480%, 01/15/12                                        420             418
  Amsted Industries Term Loan
     7.010%, 03/28/13                                        250             250
  Audatex North America Term Loan
     7.300%, 03/20/13                                        375             379
  Beverly Enterprises Term Loan
     0.000%, 07/24/11                                        375             376
  C/R Gas Holdings I Term Loan
     7.650%, 04/20/13                                         83              83
  Cablevision, Ser B Term Loan
     6.740%, 03/14/13                                        500             497
  Chapter Communications Term Loan
     7.760%, 04/28/13                                        962             963
  Crown Castle International Term Loan
     7.650%, 06/01/14                                        750             753
  Eastman Kodak Term Loan
     7.330%, 10/18/12                                        499             497
  Education Management Term Loan
     7.630%, 05/26/13                                        750             753
  Ferro Term Loan
     8.530%, 06/06/12                                      1,609           1,609
  Georgia Pacific Term Loan
     8.300%, 02/14/14                                      1,250           1,260
  Hexion Specialty Term Loan
     7.500%, 05/04/13                                        178             177
     7.130%, 05/04/13                                        822             817
  Jean Coutu Group Term Loan
     7.670%, 07/30/11                                        654             654

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  John Maneely Term Loan
     8.090%, 03/24/13                                        175   $         176
  LSP General Finance Term Loan
     7.750%, 03/27/13                                        480             478
     0.000%, 01/03/07                                         20              20
  Lear Term Loan
     7.990%, 04/25/12                                        825             817
  London Arena & Waterfront Term Loan
     8.780%, 01/31/12                                      1,197           1,208
  Mediacom Broadband Term Loan
     7.380%, 01/31/15                                        750             745
  Multiplan Term Loan
     7.500%, 05/31/13                                      1,000             995
  National Rental Term Loan
     7.420%, 03/31/13                                        400             399
  Ntelos Ist Lien B-1 Term Loan
     7.600%, 08/24/11                                      1,000             998
  Protection Onealarm Term Loan
     8.000%, 03/31/12                                        600             600
  Quizno's Term Loan
     7.750%, 05/05/13                                        500             498
  Sensata Technologies Term Loan
     6.860%, 04/27/13                                        500             497
  Spectrum Brand Term Loan
     8.080%, 02/07/12                                        500             501
  Sports Authority Term Loan
     7.750%, 05/03/13                                        500             498
  Supervalu Term Loan
     0.000%, 04/03/12                                        748             746
                                                                   -------------
Total Loan Participations
  (Cost $20,308) ($ Thousands)                                            20,231
                                                                   -------------
STRUCTURED NOTES -- 1.4%

SOUTH KOREA -- 1.4%

  Korea Structured Note
     5.250%, 12/10/10                                      8,200           8,623
     5.000%, 12/10/10                                      3,353           3,317
                                                                   -------------
Total Structured Notes
  (Cost $11,706) ($ Thousands)                                            11,940
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.7%

UNITED STATES -- 0.7%

  U.S. Treasury Inflationary Index Notes
     3.375%, 04/15/32                                          8               9
     2.375%, 01/15/25                                          6               6
  U.S. Treasury Inflationary Index Notes (A)
     2.000%, 01/15/26                                      6,573           6,017
  U.S. Treasury Notes
     4.250%, 11/15/14                                         90              85
                                                                   -------------
Total U.S. Treasury Obligations
  (Cost $6,632) ($ Thousands)                                              6,117
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%

UNITED STATES -- 0.7%

  FHLMC
     4.750%, 01/15/13                EUR                   1,000           1,324


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  SLMA
     3.800%, 06/17/10                EUR                   3,500   $       4,432
                                                                   -------------
Total U.S. Government Agency Obligations
  (Cost $5,170) ($ Thousands)                                              5,756
                                                                   -------------
TIME DEPOSITS (B) -- 0.5%

UNITED STATES -- 0.5%

  Societe Generale
     5.313%, 07/03/06                                      3,052           3,052
  Wells Fargo
     5.188%, 07/03/06                                        995             995
                                                                   -------------
Total Time Deposits
  (Cost $4,047) ($ Thousands)                                              4,047
                                                                   -------------
MASTER NOTES -- 0.3%

UNITED STATES -- 0.3%

  Bank of America (B) (D)
     5.383%, 07/03/06                                      2,488           2,488
                                                                   -------------
Total Master Notes
  (Cost $2,488) ($ Thousands)                                              2,488
                                                                   -------------
CERTIFICATES OF DEPOSIT (B) -- 0.2%

UNITED STATES -- 0.2%

  Barclays Bank
     5.440%, 06/11/07                                        498             498
  CC USA (E)
     5.520%, 06/18/07                                        995             995
  US Trust Company New York (D)
     5.213%, 03/13/07                                        398             398
                                                                   -------------
Total Certificates of Deposit
  (Cost $1,891) ($ Thousands)                                              1,891
                                                                   -------------
REPURCHASE AGREEMENTS (B)(F) -- 1.2%

Barclays Capital
  5.200%, dated 06/30/06, to be repurchased on
  07/03/06, repurchase price $1,060,406
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $123,401-$964,803, 0.000%-2.750%,
  10/15/06-04/03/07; with total market value
  $1,081,149)                                              1,060           1,060
Deutsche Bank
  5.200%, dated 06/30/06, to be repurchased on
  07/03/06, repurchase price $3,517,924
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $62,785-$1,261,720, 0.000%-7.250%,
  01/23/07-01/15/10; with total market value
  $3,586,741)                                              3,516           3,516

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)91)   ($ Thousands)
--------------------------------------------------------------------------------
Lehman Brothers
  5.200%, dated 06/30/06, to be repurchased on
  07/03/06, repurchase price $5,644,960
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $344,533-$626,510, 2.625%-7.625%,
  08/11/06-10/27/25; with total market value
  $5,644,960)                                              5,643   $       5,643
                                                                   -------------
Total Repurchase Agreements
  (Cost $10,219) ($ Thousands)                                            10,219
                                                                   -------------
Total Investments -- 100.3%
  (Cost $825,716) ($ Thousands)+                                   $     841,478
                                                                   =============


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2006:
---------------------------------------------------------------------------------------------------

                                                                                       Unrealized
                                     Currency                   Currency              Appreciation
Settlement                          to Deliver                 to Receive            (Depreciation)
Date                                (Thousands)               (Thousands)            ($ Thousands)
---------------------------------------------------------------------------------------------------
7/14/06-8/22/06             AUD               32,526    USD           24,303         $          154
8/22/06                     AUD               21,620    NZD           26,291                    (55)
8/22/06                     AUD                7,270    CAD            6,082                     83
7/10/06-8/22/06             CAD               33,171    USD           29,726                   (136)
8/22/06                     CAD                2,064    AUD            2,470                    (26)
8/22/06                     CHF               28,448    USD           23,332                    (26)
8/22/06                     CHF               21,109    GBP            9,360                     (4)
8/22/06                     CHF               19,737    EUR           12,670                     48
8/22/06                     DKK                7,221    USD            1,209                    (33)
7/18/06-8/22/06             EUR              365,586    USD          462,258                 (6,585)
8/22/06                     EUR               23,780    SEK          220,058                    184
8/22/06                     EUR               10,720    NOK           84,216                   (165)
8/22/06                     EUR               22,560    JPY        3,185,118                   (874)
8/22/06                     EUR               29,210    GBP           20,123                   (218)
8/22/06                     EUR               10,510    CHF           16,375                    (37)
8/16/06-8/22/06             GBP               85,893    USD          155,520                 (3,488)
8/22/06                     GBP               16,685    EUR           24,130                     66
8/22/06                     GBP                9,610    CHF           21,642                    (21)
8/22/06                     ISK              823,072    USD           10,754                     14
7/31/06-8/30/06             JPY           34,988,340    USD          313,099                  4,903
8/22/06                     JPY            1,490,839    EUR           10,360                    153
8/14/06-9/18/06             KRW           18,719,897    USD           19,493                   (292)
7/24/06-8/22/06             MXP              521,827    USD           45,795                   (357)
7/27/06-8/22/06             NOK               44,941    USD            7,199                    (45)
8/22/06                     NOK               33,220    SEK           38,518                     12
8/22/06                     NOK               61,244    EUR            7,830                    164
8/22/06                     NZD               62,080    USD           38,731                    972
8/22/06                     NZD               19,275    AUD           16,100                    226
8/9/06-8/22/06              PLZ              106,684    USD           34,432                    883
8/22/06                     PLZ                7,143    EUR            1,840                    114
8/22/06-8/28/06             SEK              168,565    USD           23,095                   (424)
8/22/06                     SEK               47,946    NOK           40,050                   (225)
8/22/06                     SEK              225,000    EUR           24,250                   (270)
8/22/06                     SGD               22,372    USD           14,139                    (44)
8/22/06                     USD                2,409    ZAR           14,968                   (316)
8/22/06                     USD               14,164    SGD           22,345                      3
8/22/06-8/28/06             USD               12,767    SEK           94,642                    432
8/9/06-8/22/06              USD               22,110    PLZ           69,528                   (244)
8/22/06                     USD               31,010    NZD           50,288                   (423)
8/22/06                     USD                  992    NOK            6,200                      9
7/24/06-8/22/06             USD               27,924    MXP          316,929                    109
8/22/06                     USD               12,367    KRW           11,783                     81


---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2006 (continued):
---------------------------------------------------------------------------------------------------
7/31/06-8/22/06             USD              110,109    JPY       12,426,560         $   (642)
8/22/06                     USD               10,789    ISK          825,732              (14)
8/16/06-8/22/06             USD               58,304    GBP           31,531               69
7/18/06-8/22/06             USD              139,583    EUR          109,848            1,279
8/22/06                     USD                  759    DKK            4,529               21
8/22/06                     USD               18,888    CHF           23,190              153
8/22/06                     USD               16,376    CAD           18,282               93
8/22/06                     USD               20,991    AUD           28,105             (131)
7/28/06-8/22/06             ZAR               32,132    USD            5,029              532
                                                                                     --------------
                                                                                     $ (4,338)
                                                                                     ==============

Futures -- The following futures contracts were held by the Fund at June 30, 2006, is as follows:

                                                            Unrealized
                                                            Appreciation
Type of                   Number of        Expiration     (Depreciation)
Contract                  Contracts           Date        ($ Thousands)
------------------------------------------------------------------------
Euro-Bund                      9         September 2006   $  (19)
Japan 10-Year Bond             1         September 2006      (13)
U.S. T-Bond (CBT)            (48)        September 2006      (21)
U.S. 5-Year Note (CBT)        (6)        September 2006        3
U.S. 10-Year Note             39         September 2006       22
U.S. 10-Year Note           (279)        September 2006      111
                                                          --------------

                                                          $   83
                                                          ==============

      Percentages are based on Net Assets of $838,161
      ($ Thousands).

(1)   In local currency unless otherwise indicated.

(A) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $61,283 ($ Thousands).

(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $65,328 ($ Thousands).

(C)   The rate reported is the effective yield at time of purchase.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(E) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)   Tri-Party Repurchase Agreement


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2006

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specified date.

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
CDO   -- Collateralized Debt Obligation
CHF   -- Swiss Franc
Cl    -- Class
CPI   -- Consumer Price Index
DKK   -- Danish Krone
EUR   -- Euro
EXL   -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
GBP   -- British Pound Sterling
ISK   -- Iceland Koruna
JPY   -- Japanese Yen
KRW   -- South Korean Won
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
MXP   -- Mexican Peso
NIM   -- Net Interest Margin
NOK   -- Norwegian Krone
NZD   -- New Zealand Dollar
PLZ   -- Polish Zloty
SEK   -- Swedish Krona
Ser   -- Series
SGD   -- Singapore Dollar
SLMA  -- Student Loan Marketing Association
USD   -- U.S. Dollar
ZAR   -- South African Rand

+ At June 30, 2006, the tax basis cost of the Fund's investments was $825,716 ($ Thousands), and the unrealized appreciation and depreciation were $22,816 ($ Thousands) and $(7,054) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 77.1%

ARGENTINA -- 7.2%

  Republic of Argentina
     7.820%, 12/31/33                                     659      $         704
     3.970%, 12/31/33                                  13,183             11,746
  Republic of Argentina (B)
     4.889%, 08/03/12                                  16,694             13,806
     0.000%, 12/15/35                                  19,635              1,730
  Republic of Argentina (B)
     0.000%, 12/15/35                 ARS              24,735                630
  Republic of Argentina (B)
     0.000%, 12/15/35                 EUR               3,700                398
  Republic of Argentina (H)
     8.280%, 12/31/33                                     753                671
     1.330%, 12/31/38                                  22,810              8,269
  Republic of Argentina (I)
     7.625%, 03/31/05                                   1,120                291
     7.625%, 08/11/07                               2,325,000                440
     7.000%, 03/18/04                               1,475,000                283
  Republic of Argentina (I)
     12.000%, 09/19/16                EUR               1,000                185
     11.750%, 05/20/11                EUR              10,000              1,896
     10.500%, 11/14/49                EUR               1,000                178
     9.000%, 05/29/09                 EUR               3,125              1,098
     8.500%, 07/01/04                 EUR                 775                273
     8.125%, 04/21/08                 EUR               4,200              1,423
     8.000%, 02/25/02                 EUR               5,000              1,886
     8.000%, 02/26/08                 EUR               1,000                374
     0.000%, 08/15/06                 EUR              12,000                 46
     0.000%, 09/27/06                 EUR              12,000                 46
     0.000%, 07/06/10                 EUR               1,000                355
  Republic of Argentina
     9.000%, 06/20/49                 EUR               2,650                903
  Republic of Argentina MTN, Ser E
     (I)
     10.000%, 01/03/07                EUR           3,000,000                583
     9.250%, 07/20/04                 EUR               7,475              2,607
     9.000%, 05/24/49                 EUR               1,400                501
     8.750%, 02/04/49                 EUR               1,375                483
     8.500%, 07/30/10                 EUR               2,000                707
  Republic of Argentina MTN, Ser E
     (I)
     7.625%, 08/11/07                 ITL           2,255,000                421
                                                                   -------------
                                                                          52,933
                                                                   -------------
BRAZIL -- 11.8%

  Federal Republic of Brazil
     10.500%, 07/14/14                                  3,400              4,094
     10.125%, 05/15/27                                  4,605              5,722
     8.875%, 10/14/19                                  14,320             15,952
     8.875%, 04/15/24                                   3,700              4,107
     8.750%, 02/04/25                                  10,385             11,398
     7.125%, 01/20/37                                   4,380              4,150
  Federal Republic of Brazil (C)
     11.000%, 08/17/40                                 25,897             32,112
     8.000%, 01/15/18                                   4,481              4,727
     7.875%, 03/07/15                                   2,990              3,131
  Federal Republic of Brazil
     12.500%, 01/05/16                BRL               1,750                792
                                                                   -------------
                                                                          86,185
                                                                   -------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
CAYMAN ISLANDS -- 1.0%

  Vale Overseas
     6.250%, 01/11/16                                   7,425      $       7,072
                                                                   -------------
CHILE -- 0.6%

  Codelco
     5.500%, 10/15/13                                   1,875              1,810
  Republic of Chile
     7.125%, 01/11/12                                   1,170              1,228
     5.500%, 01/15/13                                   1,525              1,491
                                                                   -------------
                                                                           4,529
                                                                   -------------
CHINA -- 0.3%

  People's Republic of China
     4.750%, 10/29/13                                   2,175              2,054
                                                                   -------------
COLOMBIA -- 5.2%

  Republic of Colombia
     10.750%, 01/15/13                                    795                936
  Republic of Colombia (C)
     11.750%, 02/25/20                                 14,870             19,554
     10.375%, 01/28/33                                  4,930              6,076
     8.125%, 05/21/24                                   5,425              5,493
  Republic of Colombia
     11.750%, 03/01/10                COP           7,627,000              3,089
  Republic of Columbia
     12.000%, 10/22/15                COP           6,880,000              2,975
                                                                   -------------
                                                                          38,123
                                                                   -------------
ECUADOR -- 2.5%

  Republic of Ecuador Registered (H)
     9.000%, 08/15/30                                  18,980             18,184
                                                                   -------------
EL SALVADOR -- 2.1%

  Republic of El Salvador
     8.250%, 04/10/32                                   4,245              4,404
     7.750%, 01/24/23                                   4,810              5,050
     7.650%, 06/15/35                                   6,355              6,133
                                                                   -------------
                                                                          15,587
                                                                   -------------
INDONESIA -- 1.9%

  Garuda Indonesia (B) (J)
     5.999%, 12/31/07                                   1,200                984
  Republic of Indonesia
     8.500%, 10/12/35                                   1,425              1,533
     8.500%, 10/12/35                                   3,150              3,327
     6.750%, 03/10/14                                   1,895              1,876
  Republic of Indonesia (A)
     8.500%, 10/12/35                                   3,425              3,673
     7.500%, 01/15/16                                   1,370              1,394
     7.250%, 04/20/15                                   1,030              1,025
                                                                   -------------
                                                                          13,812
                                                                   -------------
LUXEMBOURG -- 0.3%

  Gaz Capital for Gazprom Registered
     8.625%, 04/28/34                                   1,890              2,172
                                                                   -------------
MALAYSIA -- 1.0%

  Government of Malaysia
     7.500%, 07/15/11                                   3,910              4,164
  Petronas Capital
     7.875%, 05/22/22                                   2,825              3,236
                                                                   -------------
                                                                           7,400
                                                                   -------------

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
MEXICO -- 5.4%

  Cornhill, Ser 39 (I) (J)
     0.000%, 01/30/00                                   1,650      $         561
  Cornhill, Ser 46 (I) (J)
     8.626%, 03/02/00                                     150                 51
  Pemex Project Funding Master
     Trust (A)
     9.500%, 09/15/27                                   5,550              6,660
  Telefonos de Mexico
     8.750%, 01/31/16                 MXP              29,000              2,379
  United Mexican States
     11.375%, 09/15/16                                  1,050              1,431
     0.000%, 11/22/06                                   2,200                492
  United Mexican States (C)
     8.125%, 12/30/19                                   7,425              8,390
     5.625%, 01/15/17                                  11,446             10,645
  United Mexican States MTN
     8.300%, 08/15/31                                   4,255              4,914
     8.000%, 09/24/22                                   3,875              4,321
                                                                   -------------
                                                                          39,844
                                                                   -------------
NETHERLANDS -- 0.1%

  Kazkommerts International (A)
     7.875%, 04/07/14                                     735                722
                                                                   -------------
NIGERIA -- 0.1%

  TuranAlem Finance (A)
     7.875%, 06/02/10                                   1,070              1,076
                                                                   -------------
PANAMA -- 2.1%

  Republic of Panama
     9.625%, 02/08/11                                     765                849
     9.375%, 04/01/29                                   1,215              1,434
     8.875%, 09/30/27                                   3,125              3,539
     6.700%, 01/26/36                                     300                267
  Republic of Panama (C)
     7.250%, 03/15/15                                   5,275              5,328
  Republic of Panama, Ser 20YR (B)
     5.563%, 07/17/16                                   3,642              3,642
                                                                   -------------
                                                                          15,059
                                                                   -------------
PERU -- 2.6%

  Republic of Peru
     9.875%, 02/06/15                                     710                831
     8.750%, 11/21/33                                   1,815              2,019
  Republic of Peru (C)
     8.375%, 05/03/16                                   2,045              2,209
     7.350%, 07/21/25                                   8,865              8,510
  Republic of Peru FLIRB, Ser 20YR (B)
     5.000%, 03/07/17                                   3,133              2,984
  Republic of Peru, Ser 20YR (B)
     5.000%, 03/07/17                                   2,626              2,534
                                                                   -------------
                                                                          19,087
                                                                   -------------
PHILIPPINES -- 6.4%

  Republic of Philippines
     9.500%, 02/02/30                                   7,590              8,691
     8.875%, 03/17/15                                     895                961
     8.750%, 10/07/16                                   3,935              4,147
     8.000%, 01/15/16                                   2,650              2,716
     7.750%, 01/14/31                                   1,860              1,841
  Republic of Philippines (C)
     10.625%, 03/16/25                                 16,470             20,340

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
     9.375%, 01/18/17                                   6,715      $       7,454
     9.000%, 02/15/13                                     600                646
                                                                   -------------
                                                                          46,796
                                                                   -------------
POLAND -- 0.5%

  Government of Poland
     5.250%, 01/15/14                                   4,025              3,880
                                                                   -------------
RUSSIA -- 5.1%

  Russian Federation Registered
     12.750%, 06/24/28                                  3,735              6,307
     11.000%, 07/24/18                                  9,585             13,204
     8.625%, 05/05/11                                   1,580              1,518
  Russian Federation Registered (H)
     5.000%, 03/31/30                                  15,120             16,092
                                                                   -------------
                                                                          37,121
                                                                   -------------
SOUTH AFRICA -- 1.5%

  Republic of South Africa
     9.125%, 05/19/09                                     825                885
     7.375%, 04/25/12                                   1,875              1,950
     6.500%, 06/02/14                                   8,315              8,294
                                                                   -------------
                                                                          11,129
                                                                   -------------
THAILAND -- 0.9%

  Bangkok Land
     4.500%, 10/13/03                                  11,643              6,287
                                                                   -------------
TUNISIA -- 0.4%

  Banque Centrale de Tunisie
     7.375%, 04/25/12                                   2,640              2,746
                                                                   -------------
TURKEY -- 5.7%

  Republic of Turkey
     11.875%, 01/15/30                                 10,500             14,346
     11.500%, 01/23/12                                  3,925              4,484
     11.000%, 01/14/13                                  1,895              2,160
     7.375%, 02/05/25                                   6,005              5,344
     6.875%, 03/17/36                                   7,450              6,184
  Republic of Turkey (C)
     7.000%, 06/05/20                                  10,465              9,340
                                                                   -------------
                                                                          41,858
                                                                   -------------
UKRAINE -- 1.0%

  Government of Ukraine (A)
     6.875%, 03/04/11                                   4,475              4,363
  Government of Ukraine Registered (C)
     7.650%, 06/11/13                                   2,715              2,729
                                                                   -------------
                                                                           7,092
                                                                   -------------
URUGUAY -- 2.6%

  Republic of Uruguay
     9.250%, 05/17/17                                   2,125              2,285
     8.000%, 11/18/22                                     450                431
     7.250%, 02/15/11                                     425                424
  Republic of Uruguay (C)
     7.500%, 03/15/15                                  12,766             12,287
  Republic of Uruguay PIK
     7.875%, 01/15/33                                   2,989              2,720
  Republic of Uruguay
     10.500%, 10/20/06                UYU              13,200                677
                                                                   -------------
                                                                          18,824
                                                                   -------------

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                 ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------
VENEZUELA -- 8.8%

  Government of Venezuela
     10.750%, 09/19/13                                 11,040      $      13,171
     9.375%, 01/13/34                                   1,800              2,110
     9.250%, 09/15/27                                  27,535             32,491
     5.750%, 02/26/16                                   4,375              3,872
  Government of Venezuela (C)
     8.500%, 10/08/14                                   5,733              6,063
  Government of Venezuela
     Registered (B)
     6.090%, 04/20/11                                   3,770              3,732
  Government of Venezuela
     Registered (C)
     5.375%, 08/07/10                                   2,825              2,670
                                                                   -------------
                                                                          64,109
                                                                   -------------
Total Global Bonds
  (Cost $543,495) ($ Thousands)                                          563,681
                                                                   -------------
LOAN TO COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS (G) -- 10.4%

UNITED STATES -- 10.4%

Loan to Central Bank of Nigeria as
  Collateral for Swap Contracts
  Outstanding                                         423,000                423
Loan to Citibank as Collateral for
  Swap Contracts Outstanding                          648,000                648
Loan to Credit Suisse First Boston as
  Collateral for Swap Contracts
  Outstanding                                       2,000,000              2,000
Loan to Credit Suisse First Boston as
  Collateral for Swap Contracts
  Outstanding                                       4,350,000              4,350
Loan to Deutsche Bank as Collateral
  for Swap Contracts Outstanding                      877,000                877
Loan to Federal Republic of Brazil as
  Collateral for Swap Contracts
  Outstanding                                         249,000                249
Loan to Gaz Capital for Gazprom
  Registered as Collateral for Swap
  Contracts Outstanding                             8,550,000              8,550
Loan to JPMorgan Chase as
  Collateral for Swap Contracts
  Outstanding                                         438,000                438
Loan to JPMorgan Chase as
  Collateral for Swap Contracts
  Outstanding                                       7,812,000              7,812
Loan to JPMorgan Chase as
  Collateral for Swap Contracts
  Outstanding                                       2,798,000              2,798
Loan to Merrill Lynch as Collateral for
  Swap Contracts Outstanding                          863,000                863
Loan to Russian Federation
  Registered as Collateral for Swap
  Contracts Outstanding                            31,100,000             31,100
Loan to Russian Federation
  Registered as Collateral for Swap
  Contracts Outstanding                            11,270,000             11,270
Loan to Standard Bank as Collateral
  for Swap Contracts Outstanding                    2,406,000              2,406
Loan to Standard Bank as Collateral
  for Swap Contracts Outstanding                    1,810,000              1,810

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                 ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------
Loan to Standard Bank as Collateral
  for Swap Contracts Outstanding                      201,000      $         201
                                                                   -------------
Total Loan to Counterparty as Collateral
  for Swap Contracts
  (Cost $75,795) ($ Thousands)                                            75,795
                                                                   -------------
LOAN PARTICIPATIONS -- 5.8%

ALGERIA -- 0.3%

  Republic of Algeria (Counterparty:
     Credit Suisse First Boston) (B)
     4.813%, 03/04/10                                   2,379              2,331
                                                                   -------------
BRAZIL -- 1.6%

  Global Village Telecom Loan
     (Counterparty: Deutsche Bank) (I) (J)
     0.000%, 12/31/49                                  11,640             11,640
                                                                   -------------
INDONESIA -- 1.2%

  Indonesia Standby Loan 94
     (Counterparty: Deutsche Bank)
     (B) (J)
     4.000%, 12/31/49                                   5,890              5,654
  PKN Tranche Loan A (Counterparty:
     Citigroup Global Markets) (I) (J)
     0.000%, 06/30/11                                   1,533              1,457
  PKN Tranche Loan B (Counterparty:
     Citigroup Global Markets) (I) (J)
     0.000%, 05/01/11                                   4,200                345
  PKN Tranche Loan C Equity (I) (J)
     0.000%, 12/31/49                                      25                 --
  PKN Tranche Loan D Secured Short
     Term, Ser 1 (Counterparty:
     Citibank) (I) (J)
     4.000%, 08/11/06                                     442                440
  PKN Tranche Loan D Secured Short
     Term, Ser 2 (Counterparty:
     Citibank) (I) (J)
     4.000%, 08/11/06                                     805                801
                                                                   -------------
                                                                           8,697
                                                                   -------------
MEXICO -- 1.6%

  Altos Hornos, Promissory Note # 5
     (I) (J)
     0.000%, 04/29/99                                   2,500              1,650
  Altos Hornos, Promissory Note # 6
     (I) (J)
     0.000%, 04/29/99                                   2,500              1,650
  Altos Hornos, Promissory Note
     (Counterparty: Deutsche Bank) (I) (J)
     0.000%, 12/31/49                                   4,500              2,970
  Altos Hornos, Tranche A
     (Counterparty: Banc of America)
     (I) (J)
     0.000%, 04/11/04                                   6,540              4,513
  Grupo Accerco Del Norte
     (Counterparty: Deutsche Bank) (I) (J)
     0.000%, 12/31/49                                   7,750              1,162
                                                                   -------------
                                                                          11,945
                                                                   -------------

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
MOROCCO -- 0.2%

  Kingdom of Morocco, Ser A
     (Counterparties: Credit Suisse
     First Boston, J.P. Morgan, Merrill
     Lynch) (B)
     5.683%, 01/02/09                                   1,091      $       1,080
                                                                   -------------
NIGERIA -- 0.1%

  PPMC GTEE Note
     4.500%, 09/22/06                                     476                476
     0.000%, 12/17/06                                     490                490
                                                                   -------------
                                                                             966
                                                                   -------------
SINGAPORE -- 0.8%

  C2C Loan (Counterparty: Deutsche
     Bank) (E) (I) (J)
     0.000%, 12/31/10                                  10,800              5,940
                                                                   -------------
Total Loan Participations
  (Cost $27,667) ($ Thousands)                                            42,599
                                                                   -------------
CORPORATE OBLIGATIONS(D) -- 5.5%

UNITED STATES -- 5.5%

  Allstate Life Global Funding II MTN
     (A) (B)
     5.219%, 07/16/07                                     575                575
  American General Finance (A) (B)
     5.229%, 07/16/07                                   1,814              1,814
  American General Finance MTN,
     Ser F
     3.963%, 07/14/06                                     125                128
  Bear Stearns EXL (B)
     5.239%, 07/16/07                                   2,227              2,227
  Caterpillar Financial Services MTN,
     Ser F (B)
     5.148%, 07/10/06                                     626                626
  Countrywide Financial Services
     MTN, (B)
     5.560%, 06/27/07                                     751                751
  Countrywide Financial Services
     MTN, Ser A (B)
     5.380%, 09/13/06                                   2,314              2,314
     5.210%, 11/03/06                                   1,314              1,313
  Dekabank (A) (B)
     5.107%, 05/18/07                                   2,314              2,314
  Glitnir Bank (A) (B)
     5.180%, 04/06/07                                   1,877              1,877
  Irish Life & Permanent MTN, Ser X
     (A) (B)
     5.331%, 07/23/07                                   1,664              1,663
  Islandsbanki (A) (B)
     5.344%, 03/22/07                                   1,063              1,063
  Jackson National Life Funding (A) (B)
     5.109%, 06/04/07                                   2,752              2,752
  Kaupthing Bank MTN (A) (B)
     5.327%, 03/20/07                                   3,128              3,128
  Landsbanki Islands (A) (B)
     5.288%, 03/16/07                                   2,377              2,377
  Morgan Stanley EXL (B)
     5.189%, 08/06/07                                     438                438
  Morgan Stanley EXL, Ser S (B)
     5.153%, 08/06/07                                     625                625

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
  Natexis Banques (A) (B)
     5.191%, 07/16/07                                   1,220      $       1,219
  Nationwide Building Society (A) (B)
     5.547%, 07/27/07                                     688                688
     5.160%, 07/09/07                                   1,251              1,251
  Nordbank (A) (B)
     5.343%, 06/25/07                                   2,127              2,126
  Northern Rock (A) (B)
     5.139%, 08/03/07                                   1,289              1,289
  Pacific Life Global Funding (A) (B)
     5.196%, 07/13/07                                     938                938
  Premium Asset Trust, Ser 2004-10
     (A) (B)
     5.209%, 07/16/07                                   1,751              1,751
  SLM EXL, Ser S (A) (B)
     5.199%, 07/16/07                                   1,376              1,376
  Sigma Finance MTN (A)
     4.680%, 11/09/06                                     676                676
  Skandinav Enskilda Bank (A) (B)
     5.247%, 06/18/07                                   1,376              1,376
  Stanfield Victoria MTN (A) (B)
     5.385%, 06/11/07                                   1,251              1,251
                                                                   -------------
Total Corporate Obligations
  (Cost $39,926) ($ Thousands)                                            39,926
                                                                   -------------
COMMERCIAL PAPER (D)(E) -- 1.7%

UNITED STATES -- 1.7%

  Altius I Funding
     5.333%, 07/05/06                                     500                500
  Buckingham CDO
     5.346%, 07/21/06                                   1,526              1,520
  Buckingham CDO II
     5.346%, 07/21/06                                     938                934
     5.154%, 07/07/06                                     856                853
  Elysian Funding LLC
     5.216%, 08/04/06                                   2,189              2,170
     5.132%, 07/10/06                                   1,251              1,240
  KKR Pacific Funding
     5.134%, 07/07/06                                     625                623
  Lakeside Funding
     5.170%, 07/10/06                                     725                725
  Mica Funding
     5.284%, 07/19/06                                     625                623
  Ocala Funding
     5.385%, 07/07/06                                     625                625
  Rams Funding
     5.369%, 07/25/06                                     171                170
     5.325%, 07/20/06                                   1,304              1,298
  Rhineland Funding
     5.392%, 07/28/06                                   1,251              1,245
                                                                   -------------
Total Commercial Paper
  (Cost $12,526) ($ Thousands)                                            12,526
                                                                   -------------
ASSET-BACKED SECURITIES (A)(B)(D)-- 0.8%

UNITED STATES -- 0.8%

  Cheyne High Grade, Ser 2004-1A,
     Cl AM1
     5.180%, 11/10/06                                     626                626
  Commodore, Ser 2003-2A, Cl
     A1MM
     5.380%, 12/12/38                                     576                576

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

--------------------------------------------------------------------------------
                                               Face Amount
                                           ($ Thousands)(1)/        Market Value
Description                                      Warrants          ($ Thousands)
--------------------------------------------------------------------------------
  Duke Funding, Ser 2004-6B, Cl
     A1S1
     5.093%, 04/09/07                                     938      $         938
  Newcastle CDO Limited, Ser 2005-
     6A, Cl IM1
     5.384%, 04/24/07                                     250                250
  Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM6
     5.353%, 11/27/06                                     704                704
  RMAC, Ser 2004-NS3A, Cl A1
     5.170%, 09/12/06                                     116                116
  Saturn Ventures II
     5.190%, 08/07/06                                   1,167              1,167
  TIAA Real Estate, Ser 2003-1A, Cl A1
     5.371%, 03/28/07                                     781                781
  Whitehawk CDO Funding, Ser
     2004-1A, Cl AMME
     5.349%, 09/15/06                                     188                188
  Witherspoon CDO Funding
     5.209%, 09/15/06                                     876                876
                                                                   -------------
Total Asset-Backed Securities
  (Cost $6,222) ($ Thousands)                                              6,222
                                                                   -------------
TIME DEPOSITS (D)--0.7%

UNITED STATES -- 0.7%

  Societe Generale
     5.313%, 07/03/06                                   3,836              3,836
  Wells Fargo
     5.188%, 07/03/06                                   1,251              1,251
                                                                   -------------
Total Time Deposits
  (Cost $5,087) ($ Thousands)                                              5,087
                                                                   -------------
MASTER NOTES -- 0.4%

  Bank of America (B) (D)
     5.383%, 07/03/06                                   3,127              3,127
                                                                   -------------
Total Master Notes
  (Cost $3,127) ($ Thousands)                                              3,127
                                                                   -------------
CERTIFICATES OF DEPOSIT (D)-- 0.3%

UNITED STATES -- 0.3%

  Barclays Bank
     5.440%, 06/11/07                                     626                626
  CC USA (A)
     5.520%, 06/18/07                                   1,251              1,251
  US Trust Company New York (B)
     5.213%, 03/13/07                                     500                500
                                                                   -------------
Total Certificates of Deposit
  (Cost $2,377) ($ Thousands)                                              2,377
                                                                   -------------
WARRANTS -- 0.2%

MEXICO -- 0.2%

United Mexican States, Expires
  09/01/06 *                                            9,000                576
United Mexican States, Expires
  10/10/06 *                                            9,000                381

--------------------------------------------------------------------------------
                                               Face Amount
                                           ($ Thousands)(1) /       Market Value
Description                                  Shares/Warrants       ($ Thousands)
--------------------------------------------------------------------------------
United Mexican States, Expires
  11/09/06 *                                           12,000      $         325
                                                                   -------------
                                                                           1,282
                                                                   -------------
NIGERIA -- 0.0%

Central Bank of Nigeria, Expires
  11/15/20 * (K)                                        2,000                 --
                                                                   -------------
Total Warrants
  (Cost $866) ($ Thousands)                                                1,282
                                                                   -------------
OIL-LINKED PAYMENT  OBLIGATION -- 0.2%

VENEZUELA -- 0.2%

     Government of Venezuela Par,
       Expires 04/15/20*                                   34              1,195
                                                                   -------------
Total Oil-Linked Payment Obligation
  (Cost $0) ($ Thousands)                                                  1,195
                                                                   -------------
COMMON STOCK -- 0.0%

THAILAND -- 0.0%

TPI Polene Public *                                   298,000                 99
                                                                   -------------
Total Common Stock
  (Cost $109) ($ Thousands)                                                   99
                                                                   -------------
REPURCHASE AGREEMENTS (D)(F) -- 1.8%

Barclays Capital
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $1,332,787
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $1555,098-
  $1,212,628, 0.000%-2.750%,
  10/15/06-04/03/07; with total
  market value $1,358,859)                              1,332              1,332
Deutsche Bank
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $4,421,557
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $78,913-$1,585,812,
  0.000%-7.250%, 01/23/07-
  01/15/10; with total market value
  $4,508,051)                                           4,420              4,420
Lehman Brothers
  5.200%, dated 06/30/06, to be
  repurchased on 07/03/06,
  repurchase price $7,094,954
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $433,032-$787,439,
  2.625%-7.625%, 08/11/06-
  10/27/25; with total market value
  $7,233,760)                                           7,092              7,092
                                                                   -------------

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

Total Repurchase Agreements
  (Cost $12,844) ($ Thousands)                                            12,844
                                                                   -------------
Total Investments -- 104.9%
  (Cost $730,041) ($ Thousands)+                                   $     766,760
                                                                   =============


--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2006:
--------------------------------------------------------------------------------
                                                                  Unrealized
                              Currency              Currency     Appreciation
Settlement                   to Deliver            to Receive   (Depreciation)
Date                        (Thousands)           (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
7/5/06-8/2/06       BRL          48,508    USD         21,875   $         (537)
12/18/06            PLZ           6,456    USD          2,000              (40)
7/10/06-8/6/06      TRY           8,306    USD          5,306              107
7/5/06-8/2/06       USD          31,123    BRL         70,554            1,469
7/5/06              USD           2,285    COP      6,009,833               43
8/8/06              USD             900    NGN        118,503               23
12/18/06            USD           6,731    PLZ         21,362               19
9/5/06              USD             260    RON            764               12
8/16/06-1/29/07     USD          15,823    RUB        451,126            1,025
7/10/06             USD           6,249    TRY          9,860              (53)
7/25/06-8/21/06     USD           8,772    ZAR         55,607             (986)
7/25/06-8/21/06     ZAR          55,607    USD          8,321              536
                                                                --------------
                                                                $        1,618
                                                                ==============



--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

Swaps -- The following swap agreements were outstanding at June 30, 2006:

------------------------------------------------------------------------------------------------------------------
                                                Total Return Swaps
------------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                                      Notional       Appreciation
                                                                       Expiration      Amount       (Depreciation)
Description                                                               Date      ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Deutsche Bank)              08/15/10    $       1,400   $           (8)

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Merrill Lynch)              08/15/10            1,400              (10)

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the return on the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: JPMorgan Chase)             05/15/11            4,214             (171)

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: JPMorgan Chase)             08/15/10           12,000             (187)

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                  02/07/07          143,103               50

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)      05/04/07          335,070               16

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)      02/21/09           55,618                4

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

                                           Total Return Swaps (continued)
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                                       Notional       Appreciation
                                                                       Expiration       Amount      (Depreciation)
Description                                                               Date      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                  01/30/09    $     127,354   $           49

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                  05/08/07          251,470                5

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                  03/02/07           59,341               11

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)      05/15/07           28,424                5

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)      04/03/09           82,011               (8)

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)      02/06/07           60,130               23

Fund receives payment at maturity on 16.75% of the Nigerian Treasury
    Bond NGN times the notional amount. Fund receives payment
    if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)      12/16/08          151,433              116

-------------------------------------------------------------------------------------------------------------------
                                                                                                    $         (105)
===================================================================================================================

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

==================================================================================================================

                                               Credit Default Swaps
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                                      Notional       Appreciation
                                                                       Expiration      Amount       (Depreciation)
Description                                                               Date      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------------------------
Fund receives payment on a termination date.
    Upon a defined credit event, Fund pays the
    notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: JPMorgan Chase)              10/20/15    $       4,500   $          299

Fund receives semi-annual payment of 0.800% (1.600% per annum)
    times the notional amount of JSC Gazprom, 8.625%, 04/28/34.
    Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
    (Counterparty: Credit Suisse First Boston)                          01/20/16            8,550             (127)

Fund receives semi-annual payment of 0.318% (0.635% per annum)
    times the notional amount of Russian Federation Registered,
    5.000%, 03/31/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable
    obligation. (Counterparty: Credit Suisse First Boston)              03/20/16           11,270             (292)

Fund receives semi-annual payment of 0.590% (1.180% per annum)
    times the notional amount of Russian Federation Registered,
    4.107%, 04/15/10. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable
    obligation. (Counterparty: Credit Suisse First Boston)              04/15/10            2,000               34

Fund receives semi-annual payment of 0.445% (0.890% per annum)
    times the notional amount of  Russian Federation Registered,
    4.107%, 09/10/15. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable
    obligation. (Counterparty: Credit Suisse First Boston)              09/20/15            4,350              (29)

Fund receives semi-annual payment of 0.355% (0.710% per annum)
    times the notional amount of  Russian Federation Registered,
    5.000%, 03/31/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable
    obligation. (Counterparty: Deutsche Bank)                           01/20/16           31,100               58
-------------------------------------------------------------------------------------------------------------------
                                                                                                    $          (57)
===================================================================================================================

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

      Percentages are based on Net Assets of $730,710 ($ Thousands).

*     Non-Income Producing Security

(1)   In U.S. dollars unless otherwise indicated.

(A) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(C) This security or a partial position of this security is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $78,047 ($ Thousands).

(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2006 was $82,109 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F)   Tri-Party Repurchase Agreement

(G) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specified date.

(I)   Security in default on interest payments.

(J) Securities considered illiquid. The total value of such securities as of June 30, 2006 was $39,818 ($ Thousands) and represented 5.45% of the Fund's net assets.

(K)   Securities are fair valued at $0 and represents 0.00% of net assets.

ARS   -- Argentina Peso
BRL   -- Brazilian Real
CDO   -- Collateralized Debt Obligation
COP   -- Chilean Peso
Cl    -- Class
EUR   -- Euro
EXL   -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
ITL   -- Italian Lira
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
MXP   -- Mexican Peso
NGN   -- Nigerian Naira
NIM   -- Net Interest Margin
NTN   -- Nigerian Treasury Note
PIK   -- Payment-in-Kind
PLZ   -- Polish Zloty
RON   -- New Romanian Leu
RUB   -- Russian Ruble
Ser   -- Series
TRY   -- New Turkish Lira
USD   -- U.S. Dollar
UYU   -- Uruguay Peso

--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2006

ZAR   -- South African Rand

+ At June 30, 2006, the tax basis cost of the Fund's investments was $730,041 ($ Thousands), and the unrealized appreciation and depreciation were $48,661 ($ Thousands) and $(11,942), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

      Amounts designated as "-" are either $0 or have been rounded to $0.




--------------------------------------------------------------------------------

        SEI Institutional International Trust / Quarterly Report / June 30, 2006

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional International Trust


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 28, 2006


By (Signature and Title)*              /s/ Stephen F. Panner
                                       -----------------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: August 28, 2006

* Print the name and title of each signing officer under his or her signature.